SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Basis for preparation
A.	Basis for preparation of the consolidated financial statements

The consolidated financial statements of the Bank are prepared in accordance with the International Financial Reporting Standards (hereinafter, IFRS) issued by the International Accounting Standards Board (hereinafter, IASB), as well as the interpretations issued by the International Financial Reporting Interpretations Committee (hereinafter, IFRS-IC).

The preparation of consolidated financial statements in conformity with IFRS requires the use of accounting estimates which, by definition, will seldom equal the actual results. Therefore, the estimates and assumptions are constantly reviewed. Any revision is recognized in the same period if it affects the reviewed period; or in the reviewed period and future periods if it affects all the current and future periods.

Impacts of COVID-19 on the preparation of the consolidated financial statements

During 2021, the macroeconomic and epidemiological context caused by the Coronavirus 2019 (COVID-19) pandemic in Colombia and in the countries where the Bank operates were characterized less by the shock situation than that evidenced during 2020, despite the appearance and global expansion of the omicron variant, which caused a period of uncertainty in global financial markets. Although governments have provided more focused responses to control outbreaks and vaccination programs are positively progressing to gradually cover a larger part of the population, an upward trend in the infections level, marked by a reduction in the severity of infections, began to be observed as of December 31, 2021, due to the new omicron variant. The year 2021 was characterized by the beginning of the economic recovery process, generating a significant positive rebound compared to 2020, due to the lower impact of the COVID-19 pandemic on economic activity, reducing its overall impact and making it possible to expect the world to move officially from a pandemic to an endemic situation during 2022.

During the year, there were occasional restrictions on mobility in Colombia and in other countries where the Bank operates during the peak of the pandemic in the first half of the year, but by the end of 2021, most of the controls had been lifted, returning to the normal development of daily activities. These elements have allowed the impact of the epidemiological situation to be relatively contained and the economic recovery to continue.

The progressive return to a normal economic and social environment has been the predominant factor as of December 31, 2021, despite the contagiousness of the new variant, positively impacting productive activity in Colombia and in the other countries where the Bank operates. However, increases in the production costs of goods and services are still being experienced, due to the restrictions of previous periods, which caused increases in the materials prices and supply chain constraints.

These situations were periodically evaluated during 2021 by Management to take appropriate measures in the ongoing management of the business; accordingly, the Bank continues with customer support strategies through credit relief and concessions due the end of the debtor support programme (‘PAD’) in Colombia on August 31, 2021, enacted by the Superintendencia Financiera de Colombia (‘SFC’), and the end of the extension of the general relief law in force in Panama since 2020, which were intended to address the social and health situation, seeking to mitigate the direct and indirect effects thereof. The effects on the Bank’s performance and financial position were included in the accompanying notes of the consolidated financial statements (see notes 3 to 32). Likewise, the Bank considered the current economic environment including the effects of the COVID-19 pandemic on its customers economy and businesses in preparation of the consolidated statement of financial position as of December 31, 2021, taking into account the best available reliable information and the evolution of the key assumptions on estimates made at the date of preparation and issuance of these consolidated financial statements. For further information, see section E. Use of estimates and judgments, paragraph 10. Effects of the COVID-19 pandemic and other relevant issues on the Bank’s judgements and estimates, set out below.

Preparation of the consolidated financial statements under going concern basis

Management has also assessed the Bank’s ability to continue as a going concern and confirms that the Bank has adequate liquidity and solvency to continue operating the business for the foreseeable future, which is at least, but is not limited to, 12 months from the end of the reporting period. Based on the Bank's liquidity position at the date of authorization of the consolidated financial statements and taking into account the uncertainty about the development of the COVID-19 pandemic, Management maintains a reasonable expectation that it has adequate liquidity and solvency to continue in operation for at least the next 12 months and that the going concern basis of accounting remains appropriate.

The consolidated financial statements were prepared on a going concern basis and do not include any adjustments to the reported carrying amounts and classification of assets, liabilities and expenses that might otherwise be required if the going concern basis were not correct.

Assets and liabilities are measured at cost or amortized cost, except for some financial assets and liabilities and investment properties that are measured at fair value. Financial assets and liabilities measured at fair value comprise those classified as assets and liabilities at fair value through profit or loss, debt instruments and equity securities measured at fair value through other comprehensive income (‘OCI’) and derivative instruments. Likewise, the carrying value of assets and liabilities recognized as a fair value hedge are adjusted for changes in fair value attributable to the hedged risk.

The consolidated financial statements are stated in Colombian pesos and figures are stated in millions or billions (when indicated), except earnings per share, diluted earnings per share and the market exchange rate, which are stated in units of Colombian pesos, while other currencies (dollars, euro, pounds, etc.) are stated in thousands.

The parent company’s financial statements, which have been prepared in accordance with “Normas de Contabilidad e Información Financiera” (NCIF) applicable to separate financial statements, are those that serve as the basis for the distribution of dividends and other appropriations by the shareholders.

The separate financial statements are those presented by the parent company in which the entity recognizes and measures impairment for credit risk through allowances for loans losses and recognizes provisions for foreclosed assets, in accordance with the accounting required by the SFC, which differ in certain accounting principles from IFRS that are used in the consolidated financial statements.

Presentation of consolidated financial statements
B.	Presentation of the consolidated financial statements

The Bank presents the consolidated statement of financial position ordered by liquidity and the consolidated statement of income is prepared based on the nature of expenses. Revenues and expenses are not offset unless such treatment is permitted or required by an accounting standard or interpretation and described in the Bank's policies.

The consolidated statement of comprehensive income presents net income and items of other comprehensive income (‘OCI’) classified by nature and grouped into those that will not be reclassified subsequently to profit or loss and those that will be reclassified when specific conditions are met. The Bank discloses the amount of income tax relating to each item of OCI.

The consolidated statement of cash flows was prepared using the indirect method, whereby net income is adjusted for the effects of transactions of a non-cash nature, changes during the period in operating assets and liabilities, and items of income or expense associated with investing or financing cash flows.

Consolidation
C.	Consolidation

1.	Subsidiaries

The consolidated financial statements include the financial statements of Bancolombia S.A. and its subsidiaries as of December 31, 2021 and 2020. The parent company consolidates the financial results of the entities over which it exerts control.

In accordance with IFRS 10 Consolidated financial statements, a subsidiary is an entity controlled by any of the entities that comprise the Bank, as long as the controlling entity has:

●	Power over the investee that gives it the ability to direct their relevant activities that significantly affect the investee’s returns.
●	Exposure or rights to variable returns for its involvement with the investee.
●	Ability to use its power over the investee to affect the investor’s returns.

These type of entities include cases where the Bank has a high exposure to variable returns and retains decision-making power over the investee, either directly or through an agent.

The parent company has the following subsidiaries making up the Bank´s organizational structure, which is currently registered as a corporate group:

			PROPORTION OF	PROPORTION OF	PROPORTION OF
	JURISDICTION		OWNERSHIP	OWNERSHIP	OWNERSHIP
ENTITY	OF	BUSINESS	INTEREST AND	INTEREST AND	INTEREST AND
	INCORPORATION		VOTING POWER	VOTING POWER	VOTING POWER
			HELD BY THE	HELD BY THE	HELD BY THE
			BANK 2021	BANK 2020	BANK 2019
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
VLIPCO S.A.S. (1)	Colombia	Technology services provider	94.77%	-	-
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S.	Colombia	Transportation	100.00%	100.00%	100.00%
Inversiones CFNS S.A.S.	Colombia	Investments	99.94%	99.94%	99.94%
Pasarela Colombia S.A.S.	Colombia	Payment solutions	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia (2)	Colombia	Real estate investment fund	49.96%	49.96%	49.96%
P.A. Inmuebles CEM (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. Calle 92 FIC-11 (2)	Colombia	Mercantil trust	32.47%	32.47%	-
P.A. FIC Edificio Corfinsura (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. FIC-A5 (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. FIC Inmuebles (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. FIC Clínica de Prado (2)	Colombia	Mercantil trust	38.49%	38.49%	-
P.A. FIC A6 (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. Central Point (2)	Colombia	Mercantil trust	37.47%	37.47%	-
Fideicomiso Irrevocable de Garantía, Fuente de Pago y Administración Inmobiliaria Polaris (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. Fideicomiso Twins Bay (2)	Colombia	Mercantil trust	49.96%	49.96%	-
Fideicomiso Lote Av San Martín (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. Fideicomiso Lote 30 (2)	Colombia	Mercantil trust	49.96%	49.96%	-
Fideicomiso Fondo Inmobiliario Bancolombia (3)	Colombia	Mercantil trust	17.54%	-	-
Valores Simesa S.A. (4)	Colombia	Investments	66.82%	67.11%	67.11%
Fideicomiso Lote Abelardo Castro (5)	Colombia	Mercantil trust	-	66.77%	66.77%
Fideicomiso Lote Distrito Vera B1B2 (4)	Colombia	Mercantil trust	66.49%	66.77%	66.77%
Fideicomiso Lote Distrito Vera B3B4 (4)	Colombia	Mercantil trust	66.49%	66.77%	66.77%
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Investments	99.17%	99.17%	99.17%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Financomer S.A. (6)	Panama	Financial services	-	100.00%	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Securities brokerage	100.00%	100.00%	100.00%
Banistmo Panamá Fondo de Inversión S.A.	Panama	Holding	100.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.	Panama	Collective investment fund	100.00%	100.00%	100.00%
Fondo Renta Sostenible Global S.A. (7)	Panama	Collective investment fund	100.00%	100.00%	100.00%
Banistmo Capital Markets Group Inc. (7)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A. (7)	Panama	Real estate	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A. (7)	Panama	Real estate	100.00%	100.00%	100.00%
Steens Enterprises S.A. (7)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A. (7)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A. (8)	Panama	Holding	100.00%	100.00%	60.00%
Banco Agromercantil de Guatemala S.A. (8)	Guatemala	Banking	99.66%	99.59%	59.72%
Seguros Agromercantil de Guatemala S.A. (8)	Guatemala	Insurance agency	79.92%	79.90%	47.93%
Financiera Agromercantil S.A. (8)	Guatemala	Financial services	100.00%	100.00%	60.00%
Agrovalores S.A. (8)	Guatemala	Securities brokerage	100.00%	100.00%	60.00%
Arrendadora Agromercantil S.A. (8)	Guatemala	Operating Leasing	100.00%	100.00%	60.00%
Agencia de Seguros y Fianzas Agromercantil S.A. (8) (9)	Guatemala	Insurance agency	100.00%	100.00%	60.00%
Asistencia y Ajustes S.A. (8)	Guatemala	Services	100.00%	100.00%	60.00%
Serproba S.A. (8)	Guatemala	Maintenance and remodelling services	100.00%	100.00%	60.00%
Servicios de Formalización S.A. (8)	Guatemala	Loans formalization	100.00%	100.00%	60.00%
Conserjería, Mantenimiento y Mensajería S.A. (8) (9)	Guatemala	Maintenance services	100.00%	100.00%	60.00%
Mercom Bank Ltd. (8)(10)	Barbados	Banking	99.66%	99.59%	59.72%
New Alma Enterprises Ltd. (8)	Bahamas	Investments	99.66%	99.59%	59.72%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Bancolombia Cayman S.A. (11)	Cayman Islands	Banking	100.00%	100.00%	100.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.37%
Credibac S.A. de C.V.	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A. IFBA	El Salvador	Investments	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagricola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Bagrícola Costa Rica S.A.	Costa Rica	Outsourcing	99.17%	99.17%	99.17%
Bancolombia Capital Holdings USA LLC (12)	United States	Holding	100.00%	-	-
Bancolombia Capital Adviser LLC (12)	United States	Investment advisor	100.00%	-	-
Bancolombia Capital LLC (12)	United States	Securities brokerage	100.00%	-	-
(1)	On November 30, 2021, the Bank acquired 91,791 common shares of VLIPCO S.A.S. for COP 9,474; after such transaction, the Bank had a 94.77% interest in the company. The Bank held a 47.40% interest in VLIPCO S.A.S. before the purchase transaction. For further information, see Note 8. Investments in associates and joint ventures and Note 9.3. Business combinations.
(2)	In 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition being met in accordance with IFRS 10. These equity securities are considered as a business, because of their capacity to generate income.
(3)	Company consolidated by the Fondo de Capital Privado Fondo Inmobiliario Colombia since October 2021.
(4)	The decrease in shareholding is due to the repurchase of outstanding stock carried out by the subsidiary during 2021.
(5)	The trust rights were assigned in June 2021.
(6)	Merger between the Banistmo S.A. (absorbing entity) and Financomer S.A. (absorbed entity) in November 2021.
(7)	Investments in non-operational stage.
(8)	On September 29, 2020, the Bank acquired 40% of the shareholdings of Grupo Agromercantil Holding (GAH), a company that owns the financial conglomerate Agromercantil of Guatemala.
(9)	Companies in voluntary liquidation.
(10)	On September 30, 2021, Mercom Bank Ltd. shareholder authorized the beginning of an organized and gradual process of transfer of the assets and liabilities of Mercom Bank Ltd., to Banco Agromercantil de Guatemala S.A. or other companies of the Bank. For further information, see Note 1. Reporting entity.
(11)	On October 05, 2020, the Board of Directors of Bancolombia Panamá (parent company of Bancolombia Cayman), authorized the decision to wind-down the business and operations of its subsidiary in Cayman. The wind-down was expected to be completed before the end of the year 2021. For further information, see Note 1. Reporting entity.
(12)	Companies created by Valores Bancolombia S.A. Comisionista de Bolsa in October 2021. For further information see Note 1. Reporting entity.

When necessary, adjustments are made to the accounting principles in the financial statements of subsidiaries to bring their accounting policies into line with the Bank’s accounting policies, in order to prepare consolidated financial statements using uniform accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Bank are eliminated in full on consolidation.

Non-controlling interests in controlled entities are presented in profit or loss and equity separately from the parent company’s shareholders equity and profit or loss. When the Bank loses control over a subsidiary, any residual interest remaining on the Bank’s balances is measured at fair value; gains or losses arising from this measurement are recognized in net income.

The loan and financial leases originated by Banistmo and Bancolombia Panama are subject to prudential regulation in Panama by the Superintendencia de Bancos de Panamá (‘SBP´) requiring the maintenance of minimum reserves as a countercyclical capital buffer. In the second quarter of 2020, this regulation was suspended, through the General Resolution of the Board of Directors SBP-GJD-0007-2020, to provide financial relief to the banks. For the years ended as of December 31, 2021 and 2020, the reserves recognized amounted to COP 1,428,964 and COP 1,232,033. The establishment of these reserves restrict the ability of the aforementioned subsidiaries to pay dividends to Bancolombia S.A., the ultimate parent, except in the event of liquidation.

2.	Transactions between entities under common control

Combinations of entities under common control, i.e., transactions in which all the combining entities are under the control of the Bank both before and after the combination, and that control is not transitory, are outside the scope of the IFRS 3 Business combinations. Currently, there is no specific guidance for these transactions under IFRS, therefore, as permitted by IAS 8 Accounting policies, changes in accounting estimates and errors, the Bank has developed an accounting policy considering the pronouncements of other standard-setting bodies. The assets and liabilities recognized as a result of transactions between entities under common control are recognized at the carrying value of the acquirer’s financial statements. The Bank presents the net assets received prospectively from the date of the transfer.

3.	Investments in associates and joint ventures

An associate is an entity over which the Bank has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

A joint venture is an entity that the Bank controls jointly with other participants, where the parties maintain a contractual agreement that establishes joint control over the relevant activities of the entity (which only exists when decisions about those activities require unanimous consent of the parties sharing control) and the parties have rights to the net assets of the joint arrangement.

At the acquisition date, the excess of the acquisition cost of the associate or joint venture shares exceeding the Bank´s share of the net fair value of identifiable assets and liabilities of the investee is recognized as goodwill and is included in the carrying amount of the investment and it is not amortized. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of assets. Impairment losses are recognized in net income and are calculated as the difference between the recoverable amount of the associate or joint venture, using the higher of its value in use and its fair value less costs of disposal, and its carrying value.

The results and assets and liabilities of associates or joint ventures are incorporated in the consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5 Non-current assets held for sale and discontinued operations. When an investment in an associate or joint venture is held by, or is held indirectly through, an entity that is a venture capital organization, or a mutual fund, unit trust or similar entities, and such investment is measured at fair value through profit or loss in that entity, the Bank may elect to measure investments in those associates and joint ventures at fair value through profit or loss in the consolidated financial statements. This election is applied on an investment by investment basis.

Under the equity method, the investment is initially recorded at cost and adjusted thereafter to recognize the Bank’s share of the profits or loss and other comprehensive income of the associate or join venture after the date of acquisition, less any impairment loss on the investment. When the Bank's share of losses of an associate or joint venture exceeds the Bank's interest in that associate or joint venture (which includes any long-term interests that, in substance, form part of the Bank's net investment in the associate or joint venture), the Bank discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Bank has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture.

When the equity method is applicable, adjustments are considered in order to adopt uniform accounting policies of the associate or joint venture with the Bank. The portion that corresponds to the Bank for changes in the investee´s other comprehensive income items is recognized in the consolidated statement of comprehensive income as “Unrealized gain/(loss) on investments in associates and joint ventures using equity method” and gains or losses of the associate or joint venture are recognized in the consolidated statement of income as “Dividends and net income on equity investments”, in accordance with the Bank's participation. Gains and losses resulting from transactions between the Bank and its associate or joint venture are recognized in the Bank´s consolidated financial statements only to the extent of the unrelated investor´s interest in the associate or joint venture. The equity method is applied from the acquisition date until the significant influence or joint control over the entity is lost.

The unrealized gain or loss of an associate or joint venture is presented in the consolidated statement of comprehensive income, net of tax. Changes in the investment´s participation that arise from changes in other comprehensive income of an associate or joint venture are recognized directly in the investor’s statement of comprehensive income.

The dividends received from the associate or joint venture reduce the investment carrying value.

When the significant influence on the associate or the joint venture is lost, the Bank measures and recognizes any residual investment that remains at its fair value. The difference between the associate or joint venture carrying value (taking into account the relevant items of other comprehensive income), the fair value of the retained residual investment and any proceeds from disposing of a partial interest in the associate or joint venture, is recognized in the consolidated statement of income. The currency translation adjustments recognized in equity are reclassified to net income at the moment of disposal.

For further information, please see Note 8. Investments in associates and joint ventures.

4.	Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement.

The Bank recognizes and measures assets, liabilities, revenues and expenses in relation to its interest in joint operations in accordance with the applicable IFRS for the particular assets, liabilities, revenues and expenses.

If the Bank acquires an interest in a joint operation in which the activity constitutes a business, as defined in IFRS 3, or when an existing business is contributed to the joint operation on its formation by one of the parties that participate in the joint operation, the Bank will apply all of the principles of IFRS 3. In this case, the Bank recognizes goodwill in the event that consideration transferred exceeds the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed. Goodwill is tested for impairment at least annually.

When the Bank transacts with a joint operation in which the parent company or its subsidiaries is a joint operator (such as a sale or contribution of assets), the Bank is considered to be conducting the transaction with the other parties to the joint operation, and gains and losses resulting from the transactions are recognized in the Bank’s consolidated financial statements only to the extent of other parties’ interests in the joint operation.

When the Bank transacts with a joint operation in which the parent company or its subsidiaries is a joint operator (such as a purchase of assets), the Bank does not recognize its share of the gains and losses until it resells those assets to a third party.

5.	Fund’s administration

The Bank manages assets held in mutual funds and other forms of investment. Assets managed by the Bank’s subsidiaries and owned by third parties are not included in the consolidated financial statements unless control exists as structured entities.

The Bank consolidates the following funds:

		% of ownership	% of ownership	% of ownership	Assets managed
Name	Country	interest held by	interest held by	interest held by	December 31,	December 31,
		the Bank, 2021	the Bank, 2020	the Bank, 2019	2021	2020
Fondo de Capital Privado Fondo Inmobiliario Colombia (1)	Colombia	49.96%	49.96%	49.96%	4,415,509	4,128,801
Fideicomiso Lote Abelardo Castro (2)	Colombia	-	66.77%	66.77%	-	13,314
Fideicomiso Lote Distrito Vera B1B2 (3)	Colombia	66.49%	66.77%	66.77%	57,025	58,459
Fideicomiso Lote Distrito Vera B3B4 (3)	Colombia	66.49%	66.77%	66.77%	54,941	56,364
Banistmo Panamá Fondo de Inversión S.A.	Panama	100.00%	100.00%	100.00%	414,962	522,777
(1)	From 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition being met in accordance with IFRS 10. This equity securities are considered a business, because of their capacity to generate income. For further information, see Note 2. C. Consolidation.
(2)	Trust rights in P.A. Lote Abelardo Castro were transferred in June 2021.
(3)	The decrease in equity interest is due to the repurchase by the subsidiary Valores Simesa S.A. (parent company of Lote Distrito Vera B1B2 and B3B4), during 2021.

For all the aforementioned funds, the Bank participated in the design of the structured entity, makes operating and financial decisions on behalf of the funds and is exposed to variable returns such as dividends or returns paid in quarterly installments.

Commissions earned by the management of funds that are not consolidated are included in the consolidated statement of income as “Fees and commissions income”.

6.	Non-controlling interest

Non-controlling interests in the net assets of consolidated subsidiaries are presented separately within the Bank’s equity. Similarly, net income and other comprehensive income are also attributed to non-controlling interest and equity holders of the parent company. The amount of non-controlling interest may be initially measured either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s identifiable net assets. The option for recognition is made on an investment by investment basis.

Any purchase or sale of shares in subsidiaries that does not imply a loss or gain of control is directly recognized in equity.

6.1. Significant non-controlling interest

FCP Fondo Inmobiliario Colombia

As of December 31, 2021 and 2020, the portion of non-controlling interest in the FCP Fondo Inmobiliario Colombia was 50.04%, which is considered a significant non-controlling interest for the Bank and its subsidiaries. The principal place of business of FCP Fondo Inmobiliario Colombia is Bogotá (Colombia).

During 2021 and 2020, returns were delivered to the non-controlling interest in quarterly installments due to the nature of its business, which mainly comprises a long- term investment in real estate which is considered a low-risk portfolio. The return delivered amounted to COP 64,717 and COP 43,297, as of December 31, 2021 and 2020, respectively.

The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019, related to the FCP Fondo Inmobiliario Colombia:

	As of December 31, 2021	As of December 31, 2020
	In millions of COP
Assets	4,415,509	4,128,801
Liabilities	1,509,275	1,450,781
Net assets	2,906,234	2,678,020
	Year-Ended 2021	Year-Ended 2020	Year-Ended 2019
	In millions of COP
Condensed statement of income
Income
Valuation of investment properties	85,148	(8,251)	77,527
Valuation of trust rights	-	4	52,215
Rents	187,194	186,528	161,263
Profits of equity method investees	105,439	56,116	138,100
Other income	92,298	38,135	2,034
Total Income	470,079	272,532	431,139
Expenses
Interest on loans	(73,201)	(78,008)	(73,088)
Other administrative and general expenses	(212,385)	(141,430)	(170,374)
Total Expenses	(285,586)	(219,438)	(243,462)
Net Income	184,493	53,094	187,677
Condensed cash flow (1)
Net cash used in operating activities	(34,442)	(172,003)	(257,733)
Net cash provided by financing activities	21,882	235,214	256,787
Cash and cash equivalents at beginning of year	63,368	157	1,103
Cash and cash equivalents at end of year	50,808	63,368	157
(1)	Statement of cash flow corresponds to the FCP Fondo Inmobiliario Colombia without equity securities consolidated cash flow.

The information above represents the amounts before inter-company eliminations.

As of December 31, 2021, 2020 and 2019, the profit allocated to non-controlling interest amounted to COP 92,353, COP 26,599 and COP 93,946, respectively.

As of December 31, 2021, 2020 and 2019, the accumulated non-controlling interest of the FCP Fondo Inmobiliario Colombia amounted to COP 1,369,084, COP 1,340,317 and COP 1,250,131, respectively.

Grupo Agromercantil Holding S.A.

On February 28, 2020, the Bank announced that it received a notice from BAM Financial Corporation (‘BFC’), which held a non-controlling interest of 40.00% of the common stock of Grupo Agromercantil Holding (GAH), notifying the Bank of BFC’s decision to exercise a contractual put option for the sale of the GAH common stock held by BFC to Bancolombia Panama S.A. (the Bank’s subsidiary domiciled in Panama) in accordance with preexisting agreements. On September 29, 2020, regulatory authorizations were obtained to complete the acquisition of the remaining 40.00% of the shareholding of the GAH. With those authorizations, the acquisition of 100.00% of the operations was completed and GAH is no longer considered a significant non-controlling interest for the Bank and its subsidiaries. Therefore, in accordance with IFRS 10, changes in the parent’s ownership interest in the subsidiary are considered as equity transactions.

The following table summarizes the net income and cash flows for the year ended December 31, 2019 GAH:

Year-Ended 2019
In millions of COP
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off-balance sheet credit instruments	218,536
Total fees and commission, net	132,845
Other operating income	68,288
Dividends received and equity method	668
Total operating income, net	420,337
Operating expenses	(478,133)
Income tax	19,367
Net income	(38,429)
Condensed cash flow
Net cash used in operating activities	(62,327)
Net cash provided by investing activities	273,604
Net cash used in financing activities	(26,926)
Translation adjustment	12,648
Cash and cash equivalents at beginning of year	1,500,647
Cash and cash equivalents at end of year	1,697,646
Other comprehensive income
Investments at fair value through OCI	(3,362)
Translation adjustment	9,281
Others	(8,093)
Total other comprehensive income	(2,174)

For the year 2021, there were no dividends declared, and for the year 2020 and 2019, the dividends received from Grupo Agromercantil amounted to COP 85,297 and COP 31,936, respectively.

D.	Significant Accounting Policies

Functional and presentation currency
1.	Functional and presentation currency

Items included in the financial statements of each of the Bank’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Colombian pesos, which is the functional currency for the parent company, and the presentation currency for the consolidated financial statements. All transactions and balances in other currency than pesos are considered as foreign currency.

Transactions and balances in foreign currency
2.	Transactions and balances in foreign currency

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at period end exchange rates are generally recognized in net income. They are deferred in equity (other comprehensive income) if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.

Non-monetary items that are measured at cost are held at the exchange rate at the transaction date, while those which are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. When a gain or loss on a non-monetary item is recognized in the consolidated statement of comprehensive income, any exchange component of that gain or loss is recognized in other comprehensive income. Conversely, when a gain or loss on a non-monetary item is recognized in net income, any exchange component of that gain or loss shall be recognized in net income.

Foreign subsidiaries
3.	Foreign subsidiaries

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the Bank´s presentation currency is translated into the presentation currency, as follows:

●	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that consolidated statement of financial position,
●	Income and expenses for each statement of income and statement of comprehensive income is translated at average exchange rates, and
●	All resulting exchange differences are recognized in other comprehensive income in translation adjustment reserve.

As part of the consolidation process, exchange differences arising from debt securities in issue and the portion of other financial securities designated as hedges of foreign operations that are determined to be an effective hedge are recognized in other comprehensive income in Translation adjustment reserve. When a foreign operation is sold or any debt securities in issue forming part of the net investment are repaid, the associated exchange differences are reclassified to net income, as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing exchange rate.

The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert consolidated statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2021	December 31, 2020	December 31, 2019
Year-end exchange rate	3,981.16	3,432.50	3,277.14
Average rate for the period ended at	3,747.24	3,691.27	3,282.39

Cash and cash equivalents
4.	Cash and cash equivalents

The Bank considers cash and cash equivalents to include cash and balances at banks and the Central Bank, interbank assets and reverse repurchase agreements and other similar secured lending that have original maturities up to 90 days, as shown in Note 4. Cash and cash equivalents.

Security deposits
5.	Security deposits

Security deposits are assets pledged as collateral that correspond to cash guarantees made by the Bank to other financial institutions. The carrying amount is increased when a margin call is issued or when it is necessary to increase the trading quota; conversely, it is decreased when the aim is to lower that quota. The security deposits are recognized as other assets in the consolidated statement of financial position at the amount paid in favor of the counterpart and these assets are subject to interest recognition. These assets are included in the consolidated statement of financial position as “Other assets, net”.

Business combinations and goodwill
6.	Business combinations and goodwill

Business combinations are those transactions where an acquirer obtains control of a business (e.g., an acquisition or merger).

Business combinations are accounted for using the acquisition method as follows: a) identifiable acquired assets, liabilities and contingent liabilities assumed in the acquisition are recognized at fair value at the date of acquisition; b) acquisition costs are recognized in the consolidated statement of income as expenses in the periods in which the costs are incurred and the services are received; and c) goodwill is recognized as an asset in the consolidated statement of financial position or a gain from a bargain purchase.

The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree, and the equity interests issued by the Bank (if any).

Goodwill is measured as the excess of the sum of the consideration transferred, the value of any non-controlled interest and, when applicable, the fair value of any previous equity interest in the acquired entity, over the net fair value of the acquired assets, liabilities or contingent liabilities assumed at the date of acquisition.

For each business combination, at the date of acquisition, the Bank measures the non-controlling interest by the proportional share of the identifiable assets acquired, as well as liabilities and contingent liabilities assumed by the acquired company, or by their fair value.

Any contingent consideration in a business combination is classified as a liability or as equity and is recognized at fair value at the date of acquisition, the liability is remeasured at subsequent reporting dates in accordance with IAS 37 Provisions, contingent liabilities and contingent assets, and the consideration classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity.

The goodwill acquired in a business combination is allocated, at the date of acquisition, to the Bank's cash-generating units (or group of cash generating units) which are expected to benefit from the combination, regardless of whether other assets or liabilities of the acquiree are assigned to those units or group of units.

For business combinations achieved in stages, any previous equity interest held by the Bank in the acquiree is remeasured at its fair value at the date of acquisition and any resulting gain (or loss) is reported in the consolidated statement of income or other comprehensive income, as appropriate. Amounts related to such investments previously recognized in other comprehensive income that must be recycled through net income are reclassified to the consolidated statement of income, as if such investment had been sold. When the associate had other comprehensive income, which was not reclassified to profit or loss, the amounts were reclassified within equity to retained earnings once the investment was sold.

On November 30, 2021, the Bank acquired control of Vlipco S.A.S., a company that provides technology services. For further details of this transaction, see Note 9.3. Business combination.

7.	Financial instruments

Financial instruments
7.	Financial instruments

A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

7.1.	Recognition of financial assets and liabilities

Financial assets and liabilities are recognized in the consolidated statement of financial position when the Bank becomes party to the contractual provisions of the instrument. This includes regular way purchases and sales, which are those purchases and sales of financial assets that require the delivery of assets within the time frame established by regulation or convention in the marketplace. The Bank uses settlement date accounting for regular way contracts when recording financial asset transactions.

7.2.	Offsetting of financial instruments

Financial assets and financial liabilities are reported on a net basis on the consolidated statement of financial position if and only if (i) there is currently a legally enforceable right to set off the recognized amounts and (ii) there is an intention to settle on a net basis, or to realize the asset and settle the liability simultaneously. The Bank does not offset income and expenses, unless required or permitted by an IFRS.

7.3.	Fair value of financial instruments

The fair value of all financial assets and liabilities is determined at the consolidated statement of financial position date, for recognition or disclosure in the notes to the consolidated financial statements.

To determine fair value, characteristics of the asset or liability are taken into account in the same way that market participants would use when pricing the asset or liability at the measurement date; the following items are taken into consideration to assess the estimates:

●	Based on quoted prices (unadjusted) in active markets for identical assets or liabilities to which the Bank can access at the measurement date (level 1).
●	Based on inputs of valuation methodologies commonly used by the market participants, these inputs are other than quoted prices that are observable for the assets or liabilities, either directly or indirectly; considering inputs as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities like interest rates and yield curves observable at commonly quoted intervals, implied volatilities and credit spreads, and market-corroborated inputs (level 2).
●	Based on internal valuation techniques of discounted cash flow and other valuation methodologies, where one or more inputs are unobservable and therefore estimated by the Bank for the assets or liabilities, in the absence of observable inputs (level 3).

The accounting judgments used in determining fair value relate to matters such as liquidity risk, credit risk and volatility. The changes in estimates related to these factors could affect the recognized fair value of the financial instruments.

In Note 30. Fair value of assets and liabilities, an analysis is provided of the fair values of financial instruments and non-financial assets and liabilities, including further details about the measurement of fair value, hierarchy levels and transfers between levels, if any.

Financial assets
7.4.	Financial assets

At initial recognition, the Bank measures financial assets at fair value plus, in the case of a financial asset that is not measured at fair value through profit or loss, the transaction costs directly attributable to the acquisition of the financial assets. Financial assets are then classified considering their subsequent measurement at fair value through profit or loss, fair value through OCI or amortized cost on the basis of the business model for managing the financial assets and the contractual cash flow characteristics of the instrument. In addition, for particular investments in equity instruments, in accordance with IFRS 9 Financial instruments, the Bank made the irrevocable election to present subsequent changes in fair value in other comprehensive income.

7.4.1 Money market operations

Interbank assets and interbank deposits

These are funds that the Bank lends to other financial institutions or borrows from the Central Bank and other financial institutions. The transactions in an asset position with maturity of up to ninety days are classified as cash equivalents, as long as they are not impacted by market fluctuations. The operations in an asset position with maturity greater than ninety days and all the operations in a liability position are measured at amortized cost and presented as “Other assets, net” or “Interbank deposits”, respectively, in the consolidated statement of financial position.

Repurchase agreements and other similar secured transactions

●	Asset Position

Asset position refers to transactions accounted for as collateralized lending in which the Bank purchases securities with an agreement to resell them back to the seller at a stated price plus interest at a specified date, not exceeding one year. Repos in asset position are initially recognized at the consideration paid and they are subsequently measured at amortized cost. The difference between the purchase value and resale price is recorded in net interest income and accrued over the life of the agreement using the effective interest rate method.

●	Liability Position

Liability position refers to transactions accounted for as collateralized borrowing in which the Bank sells debt securities with an agreement to repurchase them back from the buyer at a stated price plus interest at a specified date, not exceeding one year.

The securities sold under those agreements are not derecognized from the consolidated statement of financial position when the Bank substantially retains all of the risks and rewards of the securities. However, the securities are disclosed as pledged assets. The amounts received are initially recognized, at fair value, as a financial liability and subsequently measured at amortized cost. The difference between the sale value and the repurchase value is treated as interest expense and accrued over the life of the agreement by the effective interest rate method.

7.4.2 Debt and equity securities

Securities at amortized cost

Debt securities are classified at amortized cost only if the asset is maintained within a business model whose objective is to hold it in order to collect contractual cash flows and the contractual terms of the security give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The subsequent measurement of its interest income is recognized using the effective interest rate method.

The effective interest method is a method used to calculate the amortized cost of an asset and to assign the income or cost in interest during the relevant period. The effective interest rate is the discount rate at which the present value of future estimated cash payments or those received through the expected life of the financial instrument, or, when appropriate, in a shorter time frame, are equal to the net carrying value at the beginning. To calculate the effective interest rate, the Bank estimates cash flows considering all the contractual terms of the financial instrument, including transaction costs and premiums granted minus commissions and discounts, but without considering future credit losses.

Securities at fair value through profit or loss

These are equity securities and debt securities that are not subsequently measured at amortized cost or at fair value through other comprehensive income. The difference between the current fair value and the immediately preceding fair value of the respective security is recorded as a higher or lower value of the asset, affecting the consolidated statement of income.

Investments at fair value through other comprehensive income

Investments in debt securities are classified as measured at fair value through other comprehensive income if they are maintained under a business model whose objective is achieved by both obtaining the contractual cash flows and selling the instruments and, in addition, the instruments give rise, on specific dates to cash flows that correspond only to payments of capital and interest on the principal amount outstanding.

Changes in fair value of the investment are recognized in other comprehensive income, except for impairment gains or losses, interest income and foreign exchange gains or losses which are recognized in profit or loss. When the financial asset is written off, the accumulated gain or loss previously recognized in other comprehensive income is reclassified from equity to the consolidated statement of income. Interest income from these financial assets is recognized in the consolidated statement of income as “Interest and valuation on financial instruments” of the consolidated statement of income, using the effective interest rate method.

7.4.3 Equity instruments at fair value through other comprehensive income

The Bank has made an irrevocable election to present in other comprehensive income, subsequent changes in fair value of some equity instruments that are not held for trading. Dividends from this type of instrument are recognized in net income only when the entity’s right to receive payment of the dividend is established.

7.4.4 Loans and advances to customers and financial institutions, leases and other receivables

These are financial assets that consist primarily of corporate loans, personal loans (including mainly consumer finance and overdrafts), residential mortgage loans and financial leases. The Bank established that loans, advances to customers and other receivables are held within a business model whose objective is to hold them in order to collect contractual cash flows and the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. They are initially measured at fair value, plus transaction costs and origination fees that are directly attributable to the acquisition. They are subsequently measured at amortized cost using the effective interest rate method.

7.4.5 Impairment of financial assets at amortized cost or at fair value through other comprehensive income ‘FVTOCI’

7.4.5.1 Allowance for loans, advances and leases

As described in section E. Use of estimates and judgments, paragraph 1. Credit risk Impairment and Note 6. Loans and advances to customers, net, Management assessed the adequacy of the allowance for loan losses based on evaluations of the loan portfolio using objective and subjective criteria. As disclosed by Management, expected credit losses are calculated using individual and collective models and methodologies based on assumptions and judgements considering historical credit data, current borrower situation and reasonable and supportable forecasts of future economic conditions. Collective models include parameters of probability of default at 12 months, probability of default throughout the lifetime of the obligation (when the loan is classified as stage 2), loss given default, and exposure at default with the inclusion of the prospective approach that includes assumptions of future macroeconomic conditions in plausible future scenarios. In addition, for loans individually assessed in stage 3, the Bank will evaluate defaulted significant loans, analyzing the debt profile of each debtor, the fair value of guarantees granted, information on the credit behavior and the future cash flows expected from the client.

At the end of each period, the Bank assesses the impairment model based on the expected loss of a financial asset or a group of them measured at amortized cost, or at fair value through other comprehensive income, where the impairment loss will be measured from “day 1” after its initial recognition. The model is structured in three phases in which the financial asset can be categorized, from its initial recognition, considering the degree of credit risk, and the circumstances that have produced a significant increase in it, as described below:

Stage 1	Stage 2	Stage 3
(Initial recognition)	(Significant increase in credit risk	(Credit-impaired assets)
since initial recognition)
12-month expected credit losses	Lifetime expected credit losses	Lifetime expected credit losses

The expected loss is based on estimates of losses, including reasonable information about past events, current situations, and forecasts about future economic conditions.

The Bank has determined that the measurement of impairment of the loan portfolio and financial leasing operations can be made through a collective or individual assessment, in accordance with the amount of and characteristics of the loan.

Collective models include 12-months probability of default parameters (12-month PD), the lifetime probability of default (lifetime PD-when the loan is classified as stage 2), loss given default (LGD), and exposure at default (EAD) with the inclusion of the prospective approach. The individual analysis methodology is applied to significant exposures and includes the evaluation of weighted loss scenarios, considering the macroeconomic forecasts and the special conditions of each debtor for the future generation of the cash flow.

During 2021, some adjustments were implemented in the methodology to better estimate the ECL in the loan portfolio. In addition, the Bank recorded a general provision adjustment (Overlay) on the loans with relief granted as a consequence of the COVID-19 pandemic in Panama and Colombia.

The probability of default models were not updated with recent information, in order to exclude data from grace periods or extended terms granted in response to the pandemic; therefore, the models incorporate data up to February 2020.

These adjustments are explained in detail later.

Staging assessment

The staging assessment of a significant increase in credit risk can be classified in different stages:

●	Stage 1: Financial instruments that have not had a significant increase in credit risk since initial recognition, or that have low credit risk at the reporting date.
●	Stage 2: Financial instruments that have had a significant increase in credit risk since initial recognition (unless they have low credit risk at the reporting date), but that do not have objective evidence of impairment.
●	Stage 3: Financial assets that have objective evidence of impairment (OEI) at the reporting date.

For each of the stages, an expected credit loss (ECL) will be calculated which will include current and future conditions, both of the behavior of the portfolio and of different associated macroeconomic conditions. For stage 1, a 12-month ECL will be calculated which will acknowledge the expected credit losses that result from default events that are possible within 12 months after the reporting date, while for stage 2 and 3 a Lifetime ECL will be calculated which contains the expected credit losses that result from all possible default events over the expected life of the financial instrument.

Significant increase in risk

To establish whether an asset presents a significant increase in risk since the initial recognition, the Bank performs an assessment of quantitative and qualitative factors and reviews, for each portfolio, the rebuttable presumption of more than

30 days of default. The way in which the Bank determines whether the credit risk of financial instruments has increased significantly since the initial recognition is as follows:

Quantitative criteria

Lifetime PD assessment: The Bank has determined that the most suitable quantitative way to establish the significant increase in credit risk is by comparing the residual lifetime PD at the initial recognition and the current lifetime PD. To measure this difference, two thresholds are defined:

●	Absolute threshold: Is the absolute difference between the value of the residual lifetime PD at the initial recognition and the current lifetime PD. This threshold determines the value from which a positive absolute variation identifies an increase in the risk of the instrument.
●	Relative threshold: It is a percentage variation between the value of the residual lifetime PD at the initial recognition and the current lifetime PD. This threshold determines the value from which a positive percentage variation identifies an increase in the instrument risk.

In the event the comparison of PD’s results in the surpassing of one threshold but not the other, it is not considered that there is a significant increase in the risk for the instrument.

If the instrument does not exceed the threshold, other qualitative criteria are assessed, which can identify a significant increase in credit risk even when the obligation is very close to expiration. These criterions are the following:

Qualitative criteria

●	The assets restructured by risk, where the client is experiencing financial difficulties, are classified in stage 2 and provisioned by lifetime expected credit loss until the instrument is canceled, or cured, or it is transferred to stage 3 because it fulfills the definition of default. The following table shows the cure period of the assets restructured by country:

Country	Portfolio	Months
	SME Commercial	36
Colombia	Corporate	Does not apply
	Mortgage	34
	Consumer	22
	Consumer	19
Panama	Commercial	Does not apply
	Mortgage	14
	Commercial	18
El Salvador	Consumer	18
	Mortgage	34

●	Clients on the watch list with medium risk level.
●	The Bank additionally reviews every six months if there are collective criteria for the migration of a group of clients to stage 2, for example, if a significant change has occurred from the commencement of a specific product or geographic region, or the occurrence of industry events, regulatory, market or any other, that is considered a significant event with impact on the generation of future cash flow of the customer's operation.

The Bank implemented the following measures in Staging assessment as a consequence of the reprofile of the loan’s repayment schedule due to COVID-19:

Measures applied in 2021:

In Colombia, some reliefs were provided until the month of August 2021, and for these clients the following measures were implemented:

1.	The clients that in 2020 were identified with medium or high risk and classified in stages 2 or 3 were reviewed again in 2021 at the AEC committee (Special Client Administration), and those which were identified with less risk returned to stage 1 or stage 2 in accordance with the new risk level.
2.	Clients who were given a relief in Colombia due to COVID-19 (similar to a restructuring), are classified in stage 2 for the following period of time:

Portfolio	Months
SME Commercial	12
Corporate	Client-to-client review
Mortgage	16
Consumer	12

3.	Clients with payment concessions cannot upgrade a stage for a period of 3 months after the payment concession ends.

In Panama, at the end of December 2021, massive relief continues, so the following adjustments are made to the stage classifications:

●	Consumer loan clients identified as unemployed or whose wages have decreased and have not made at least 3 payments because these payments are not still due, are classified in stage 2.
●	In the mortgage portfolio, clients with massive relief who have not made at least 3 payments are not still due, are classified in stage 2.
●	Consumer loan clients without a payment agreement and who have not made any payment are classified in stage 3.

Measures applied in 2020:

1.	Clients identified with greater risk through the implementation of expert models and crisis forums are classified in stage 2.
2.	Clients with payment modifications that in the last year were past due more than 30 days are classified in stage 2.
3.	Clients with payment concessions cannot upgrade a stage for a period of 3 months after the payment concession was granted.
4.	Clients identified as affected by their ability to pay due to COVID-19 are classified in stage 2.

Refutable presumption of more than 30 days of default

The Bank has reviewed for each portfolio the presumption of a significant increase in 30 days past due and finds historical evidence that there is a relationship between this presumption and default, except for Banistmo's mortgage portfolio, where the Bank has refuted the presumption. The basis for refuting this presumption in Banistmo is that there is reasonable and sustainable information that shows that when the contractual payments are more than 30 days past due, this does not represent a significant increase in the credit risk of a financial instrument, the main causes being:

●	Banistmo has a percentage of the mortgage portfolio that remains in the delinquency range of 31-60 days for operational issues due to the collection of checks (which generate a high operational burden), so that usual payment practice exceeds 30 days; in accordance with IFRS 9.B5.5.20, when a non-payment is an administrative oversight, instead of a financial difficulty of the borrower, this presumption may be refused.
●	There is no relationship between mortgages whose payments are past due for more than 30 days and default.

In accordance with the previous paragraph, the significant increase in credit risk for Banistmo's mortgage portfolio is defined at 60 days past due.

The following table show the participation for each of the stages and the distribution of stage 2 is detailed for the reasons that represent the significant increase in credit risk:

December 31, 2021

		Stage 2
Portfolio	Stage 1	Threshold	Watch list	Restructured **	More Than	COVID-19	Total	Stage 3
					30 Days*	Measures
Commercial	84.74%	37.67%	59.77%	1.00%	1.14%	0.42%	7.28%	7.98%
Consumer	86.36%	62.19%	0.65%	7.99%	13.75%	15.42%	8.52%	5.12%
Mortgage	83.76%	27.18%	0.50%	8.49%	8.42%	55.41%	12.67%	3.58%
Total Portfolio	84.95%	40.72%	32.73%	4.31%	5.66%	16.58%	8.39%	6.67%

*The significant increase in credit risk for Banistmo's mortgage portfolio is 60 days past due.

** Restructured clients may also be shown in the columns Threshold and Watchlist if they are in those conditions too.

December 31, 2020

		Stage 2
Portfolio	Stage 1	Threshold	Watch list	Restructured **	More Than	COVID-19	Total	Stage 3
					30 Days*	Measures
Commercial	82.20%	20.80%	73.80%	0.80%	1.40%	3.20%	8.10%	9.70%
Consumer	82.30%	52.20%	0.10%	4.40%	12.00%	31.40%	11.00%	6.70%
Mortgage	83.80%	35.80%	0.10%	5.30%	7.80%	51.00%	11.80%	4.40%
Total Portfolio	82.40%	31.80%	40.70%	2.60%	5.40%	19.60%	9.30%	8.30%

*The significant increase in credit risk for Banistmo's mortgage portfolio is 60 days past due.

** Restructured clients may also be shown in the columns Threshold and Watchlist if they are in those conditions too.

Definition of default

To establish whether an asset is in default, the Bank performs an assessment of quantitative and qualitative factors and reviews for each portfolio the rebuttable presumption of more than 90 days of default.

The criteria applied by the Bank to determine if there is a breach are the following:

Quantitative criteria

●	Clients with at least one written off loan.
●	Clients who are 90 or more days past due.

Qualitative criteria

●	Clients in special states of restructuring or business reorganization and insolvency agreements.
●	Clients on the watchlist with high risk level.
●	The Bank also aligns all products of the same client to stage 3 when one of its obligations is in default.

Refutable presumption of more than 90 days of default

The Bank has reviewed for each portfolio the presumption of default in 90 days past due and finds historical evidence of high probability of loss at 90 days, except for Banistmo's mortgage portfolio, where the Bank has refuted the presumption. The basis for refuting this presumption is that there is historical evidence that shows that the default occurs at 180 days.

Measurement of expected credit losses by collective methodology

The quantification of the expected credit losses collectively is done according to the stage classification, the homogeneous groups defined in each type of portfolio and the client’s risk level.

The segmentation of homogeneous groups is carried out by type of client; for individuals it is grouped by product and for companies by industry segments defined from the sales level of the client.

Similarly, risk level is assigned based on the type of client. For individuals, the risk is measured using a behavioral scoring model for consumer products and a behavioral scoring for housing products; the function of these models is to rank the clients according to risk and thus have a better follow-up with them. Scoring is based on historical behavior and management variables for each one of the products. In Colombia, Guatemala and Panama, the rating system for the consumer portfolio is assessed using random forest methodology, which are mathematical models that allow a greater number of variables related to the client and that have more precise rating consistent with the level of risk. These methodologies have a fundamental role in the evaluation and monitoring of credit risk.

For companies, the level of risk is measured based on an internal rating model, which uses qualitative and quantitative variables as financial indicators of the client, with ranking on a scale between level 1 and 19. Also, involved in this process are qualification programs of the region, factors of the local market and the knowledge of the client in the market. In Colombia, a random forest methodology model is used for rating the SME portfolio; these are mathematical models which allow the use of a greater number of variables related to the client such as financial information, internal and external payment behavior, non- financial variables (such as: partners, seniority), sociodemographic and transactional information, imports, exports, among others, and have more precise rating consistent with the level of risk. These methodologies have a fundamental role in the evaluation and monitoring of credit risk.

The Bank implemented the following measures in the assignment of the score as a consequence of the reprofile of the loan’s repayment schedule due to COVID-19:

Measures applied in 2021:

1.	Minimum qualification for customers with modified loans continues for 4 months after relief ends.

Measures applied in 2020:

1.	Commercial clients are individually analyzed through crisis forums and the portfolio rating process carried out at the end of 2020.
2.	Minimum score for modified or restructured clients.
3.	Consumer loans with current relief at the end of 2021 are assigned the highest impairment rating between the current month and the rating before COVID-19 pandemic (February 2020).

For further details, please see Note 31. Risk management, section Description of Loans and Financial Leases.

To estimate the expected credit losses (ECL) under the collective methodology, the following formula is used:

ECL = Probability of Default * Loss Given Default * Esposure At Default

The factors are estimated using statistical models developed from internal historical information of the entity and then adjusted with forward-looking information as described below:

●	Probability of Default (PD): Estimated probability of occurrence of a default of an instrument. IFRS 9 proposes the specification of this parameter and its application according to the classification of stages 1, 2 and 3.
o	PD 12 months: The estimated probability of occurrence of a default in the next 12 months of the instrument’s life as of the date of analysis. The Bank defines the use of PD 12 months for current portfolio that does not present a significant increase in credit risk or any impairment evidence (portfolio classified in stage 1). To estimate the probability of default for 12 months, the Bank uses traditional techniques such as logistic regression, modeling the behavior of the portfolio by level of risk for each of the segments.
o	Lifetime PD: The estimated probability of occurrence of a default over the remaining life of an instrument, being dependent on the conditions of the product and the level of risk. The Bank defines the use of lifetime PD for portfolio with a significant increase in credit risk (portfolio classified in stage 2).

The Bank estimates this factor using survival models which propose a statistical analysis to quantify the survival rate of a portfolio for a given period. One of the advantages of the methodology is the inclusion of prepaid models.

The Bank made improvement in the stage 2 ECL assessment methodology to measure losses over the lifetime of the loan (Cox proportional hazards model, sometimes abbreviated Cox Model), which allow a better adjustment of the macroeconomic variables in the face of the COVID-19 situation.

o	PD stage 3: The customers evaluated by the collective methodology in stage 3 have an associated probability of default of 100.00%.
●	Loss Given Default (LGD): The severity of Loss Given Default is the percentage of exposure that the entity ultimately expects to lose in the event of a default in a financial instrument. The general formulation for the calculation of the LGD is equal to (1 – Recovery Percentage), where the recovery percentage refers to the sum of the flows received from the transaction discounted at the rate for the client on the date of analysis on the total of the exposure at the time of default, including contractual debt sales and other recovery strategy. For secured products, this is primarily based on collateral type and projected collateral values, the use of appraisals to determine the value of the collateral and time to repossession and recovery costs observed.

The Bank made adjustments in the LGD parameter (Loss Given Default) and the collateral methodology, in order to incorporate maintenance expenses of the collaterals foreclosed upon, implement a greater segregation of default bands and eliminate the loan portfolio historic data that were not representative of the current portfolio.

●	Exposure at Default (EAD): The exposed value of the asset valued at amortized cost (includes the balance of capital, interest and accounts receivable), this is based on the contractual repayments owed by the borrower over a 12 month or lifetime basis.

For revolving products and those with available borrowing that is likely to be used in its entirety, the Exposure At Default (EAD) estimate considers the use of the CCF (risk conversion factor), in order to find a relationship corresponding to the used and unused component of the instrument. To estimate the expected credit losses (ECL), a component of probability of becoming loan is included.

To estimate the lifetime expected credit loss, the exposed balance is projected annually, taking into account the discount of contractual payments agreed with the client for each year. Cash flows are discounted at the effective interest rate or an approximation of it.

The Bank changed one of the assumptions used to measure the expected loss of stage 1. Where in the past, it was assumed that the loss occurs at the beginning of the year, as best practice it is now assumed that the loss occurs in the middle of the year.

Forward-looking information incorporated in the ECL models

To incorporate the prospective information to the factors defined for the estimation of the expected loss, the Bank uses methodologies that correlate the historical behavior of the portfolio with certain economic variables. The Bank uses projections based on three macro scenarios (base, pessimistic and optimistic); each scenario has a plausible probability of occurrence to evaluate the best estimate of the expected loss under possible future economic conditions.

To make the projections, the Corporate Economic Research team has defined a process for the generation of estimates under two perspectives: thematic and analytical.

●	Thematic Perspective: In the first instance, a series of external variables are defined, which are those whose values are established at a global level and in whose definition the idiosyncratic dynamics of the analyzed country have no incidence. As these are issues whose detailed study is beyond the scope of the Corporate Economic Research team, the Bank uses as reference the estimates made by external analysts.
●	Analytical Perspective: This consists in the compilation of the historical information for the most important economic and financial variables of the country. The information bases are compiled from official sources, which mostly correspond to official authorities, such as the Superintendency or Central Bank of each country. The Bank estimates forecasts based on time series models widely used in econometrics.

As a result, projections are obtained for the economic variables of interest, which are formulated monthly in a time horizon that includes the current year and five subsequent years. After five years, given the technical difficulties and the high uncertainty, the projection of the economic variables for the total remaining useful life of each instrument corresponds to the value of the last projection.

The Bank considers that a five (5) years projection horizon continues to be reasonable and that maintaining the fifth-year estimate for subsequent periods is a good approximation. This is based on the natural behavior of any statistical or econometric exercise of variable projection, in which the series tend towards a reversion to the mean or, in this case, to the long-term trend or equilibrium level. Then, in subsequent periods they remain there once the macroeconomic projections reach that steady state and only the materialization of a shock (unpredictable, so it is not possible to project when it will happen) would cause a deviation.

It is reasonable to think that in a period of 5 years, the macroeconomic variables projection would already be at a level very close to their equilibrium, since historically the maximum periods of consecutive deviation above or below the long-term trend (more or less 0.25 standard deviations of the variable) of the economic cycle (from the series of annual economic growth in the period 1972-2020) has been precisely a period of 5 years. With the current projections as of December 31, 2021, although the economic shock of the COVID-19 pandemic was of unprecedented magnitude, the subsequent economic recovery has also occurred at an unprecedented speed, so the scenario that incorporates the figures for the fifth year of the projection proposes records very close to the long-term levels of the variables and allows this assumption to remain valid.

Economic scenario weightings

To incorporate not only a perspective, but also to recognize the uncertainty surrounding the short and medium-term economic context that the country will experience, the projection work incorporates three scenarios: base, optimistic and pessimistic.

It is intended that each perspective contain reasonable expectations and that each has a relevant level of probability associated with it. In other words, we seek to formulate possible, not extreme, scenarios. Due to economic events and risks related to COVID-19, at the closure of 2020 the economic scenario weightings were as follows: base scenario with a weighting of 60.00%, pessimistic scenario with a weighting of 30.00%, and finally optimistic scenario with a weighting of 10.00%. In 2021, the scenarios are weighted as follows:

Country	Optimistic		Base		Pessimistic
	2020	2021	2020	2021	2020	2021
Colombia	10.00%	20.00%	60.00%	50.00%	30.00%	30.00%
Panama	10.00%	15.00%	60.00%	60.00%	30.00%	25.00%
El Salvador	10.00%	16.00%	60.00%	66.00%	30.00%	18.00%
Guatemala	10.00%	15.00%	60.00%	55.00%	30.00%	30.00%

The weight changes on the distribution of GDP growth forecasts are mainly based on the impact that the COVID-19 had throughout 2020 and 2021.

With the support of the Bank's transactional information, it was possible to recognize early the impact of the consecutive extensions of measures to contain the spread of the virus on the forecasts of GDP growth. Since the shock generated by the pandemic led to a severe deterioration of real and financial variables, probabilities assigned to economic scenarios were adjusted in order to incorporate a higher likelihood of negative outcomes.

However, at the end of 2021, economic conditions have improved substantially. Indeed, the recovery of productive activities has far exceeded the estimates made at the beginning of 2021. This has been possible thanks to the progress of vaccination plans, the deployment of monetary and fiscal stimulus measures, the rebound in private consumption, job recovery and the good performance of the financial sector. Thus, for 2021 the OECD estimates global GDP growth of 5.6%, while for Colombia the projection is 10%. Such figures would indicate that at the end of 2021, both the world economy and the Colombian economy would be larger than they were before the pandemic. In addition, the most recent perspectives suggest that from 2023 growth rates in the world would converge to the levels observed before COVID-19.

In accordance with the above, one of the main impacts on the provision is the update of the macroeconomic scenarios. The Bank implemented the following measures on the macroeconomic series generated by COVID-19.

Measures applied in 2021:

1.	On December 31, 2021 the moving averages explained below were eliminated.
2.	To mitigate excessively procyclical assumptions when determining the provisions caused by the volatility of the macroeconomic forecasts, the Bank used a temporary adjustment to the allowance as a single non-recurring event in the ECL measurement process associated with the mid-term macroeconomic forecasts stabilization in Colombia due to the smoothing of the macroeconomic variables. This analysis is based on the review of the strong contraction and recovery of macroeconomic variables during 2020 and 2021 and led to the constitution of COP 536,517 as an Overlay or additional provision which will be evaluated in the course of 2022.

Measures applied in 2020:

A moving average of the macroeconomic variables was performed by the Bank, following the recommendations made by the International Accounting Standards Board (IASB), in order to consider the guidelines issued by international regulators regarding the application of the IFRS 9 standard in the context of the COVID-19 pandemic as a means to mitigate excessively procyclical assumptions when determining the provisions caused by the volatility of the macroeconomic forecasts that result in the constitution of significant allowances for loans followed by releases of allowances for loans in comparable magnitudes.

The two forms of moving average used were a seven -and thirteen-month window centered on the month of analysis. Thus, the new softened economic series will be for each month the average of the previous three or six months, of the current month and that of the following three or six months. These moving averages levels will be denoted "3-1-3" and "6-1-6", respectively.

Below were the moving averages applied to each geography in:

●	Panama: 6-1-6 moving averages.
●	Colombia, El Salvador and Guatemala: 3-1-3 moving averages.

The following is a comparison of the main macroeconomic variable projected in each country, "GDP growth", used to estimate ECL as of December 31, 2021 and December 31, 2020:

As of December 31, 2021
		Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2021	10.40%	10.00%	9.60%	18.00%	16.00%	13.50%
2022	5.70%	4.00%	2.40%	7.50%	6.50%	4.50%
2023	5.30%	3.40%	1.50%	5.50%	4.50%	3.50%

As of December 31, 2021
		Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2021	7.10%	5.70%	4.40%	11.00%	9.50%	7.50%
2022	5.20%	4.30%	3.00%	4.30%	3.70%	2.80%
2023	4.00%	3.40%	2.30%	2.60%	2.30%	1.80%

As of December 31, 2020
		Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2020	(6.50)%	(7.40)%	(9.80)%	(17.70)%	(19.20)%	(21.70)%
2021	8.20%	5.70%	3.20%	10.00%	6.50%	2.90%
2022	5.50%	4.50%	4.00%	5.80%	4.80%	3.80%

As of December 31, 2020
		Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2020	(1.60)%	(2.90)%	(3.50)%	(6.00)%	(7.00)%	(8.20)%
2021	3.50%	3.00%	2.50%	4.40%	3.40%	2.60%
2022	4.00%	3.50%	2.80%	3.70%	3.00%	2.40%

Special methodologies applied in stage 3

Collateral methodology

For defaulted loans (stage 3) when it is determined that the fundamental source of collection of the loan is a guarantee, the amount of the loss is estimated as the balance owed minus the weighted net present value of the market value of the collateral, estimated through appraisals with an age no longer than one year, minus the costs of obtaining, maintaining and selling the collateral, and affected by several macroeconomic scenarios with an expected probability of occurrence that result in a weighted expected loss.

Individual methodology

The Bank will individually evaluate defaulted loans (stage 3) greater than COP 15,000 or USD 5 millions for foreign subsidiaries, analyzing the debt profile of each debtor, the guarantees granted and information on the credit behavior of the client and of the sector. Significant financial assets are considered in default when, based on current or past information and events, it is probable that the entity will not be able to recover all the amounts described in the original contract, including the interest and commissions agreed to in the contract. When a significant financial asset has been identified as being in default, the amount of the loss is measured as the balance due minus the weighted net present value of the expected future cash flows under two minimum macroeconomic scenarios with an expected probability of occurrence.

Customers classified as individual methodology will be evaluated at least twice a year and, additionally, each time a relevant event occurs that reflects in significant changes in their level of risk and that leads to a change in the scenarios previously analyzed. The relevant events can be:

●	Significant changes in the value of the guarantee,
●	Expected or adverse changes in the business,
●	Potentially shocking regulatory changes for the business,
●	Changes they make in their commercial and operational dynamics, and
●	Significant amount of payments made by the client.

To establish the future cash flows expected from the client, two approaches are presented, which may be via cash flow generation or via execution of some type of guarantee or liquidation of assets, that is, “Going Concern” or “Gone Concern” approach.

Approach via cash flow: This refers to an analysis under the premise of "Going concern", that is, it is assumed that the payment of the obligation will be made through the client's cash flow. The expected NPV calculation with a cash flow approach includes:

●	Financial projections of the client.
●	Debt simulator.
●	Expected NPV calculation.

Approach via guarantee recovery: This refers to the "Gone concern", that is, it is assumed that the payment of the obligation will be given through the execution of guarantees, liquidation of assets, the execution of personal guarantees and adjudication of assets through judicial processes. The calculation of the NPV with guarantee approach includes:

●	Analysis of the guarantee.
●	Future value of the guarantee.
●	NPV calculation.
●	Recovery times.

Future cash flows are estimated based on two scenarios (base and alternative) that can be affected by the aforementioned variables.

General provision (Overlay) on the loans with relief granted

At December 31, 2021 the Bank recorded in Panama and Colombia a general provision adjustment (Overlay) on the loans with relief granted as a consequence of the COVID-19. This overlay is a result of the application of the COVID-19 measures mentioned throughout the policy in the items “significant increase in risk” and “measurement of expected credit losses by collective methodology”.

●	In Panama the variables considered to establish the Overlay are:
o	Level of impact on the customer's ability to pay.
o	Number of payments made.
o	Contact level.

The Overlay in Panamá resulting from the application of the aforementioned rules amounted to COP 354,620 at December 31, 2021.

●	In Colombia the variables considered to establish the Overlay are:
o	Rating deterioration for the modified and restructured portfolio, according to the level of risk identified.
o	Migration of clients to stage 2 because an increase in risk is identified, although the obligation has a relief.

The Overlay in Colombia resulting from the application of the aforementioned rules amounted to COP 372,596 at December 31, 2021.

The other countries at the end of December 2021 do not present a portfolio with financial relief or constitution of Overlays.

7.4.5.2 Investment impairment

Investments are classified in stages according to the risk level (rating), as follows:

Stage 1:

●	Investments rated at investment grade.
●	Investments rated at speculation grade, if:
o	The current external rating is maintained or improved against the rating granted on the date of purchase.
o	If there is a rating deterioration, the deterioration is lower than the number of notches that signify a significant increase in risk.

Stage 2:

●	Investments that pass from an investment grade rating to speculation level.
●	If there is a rating deterioration, the deterioration is a number of notches that signify a significant increase in risk.

Stage 3:

●	Investments that are classified as default.

Significant increase in risk

Investments classified in stage 2 include those instruments that meet the corporate definition of a significant increase in risk. To establish whether a security has a significant increase in risk since the initial recognition, an assessment of the deterioration of the rating in the current date is made against the rating granted at the time of purchase; according to the origin classification there may be an increase with 1, 2 or 3 notches, as shown in the following table:

EXTERNAL RATING ORIGIN	SIGNIFICANT INCREASE
IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch

Measurement of expected losses:

[Amortized Cost or Market Position (Exposure)] * PD (Probability of default) * LGD (Loss given default)

●	All instruments classified in stage 1 will be assigned a default probability for 12 months.
●	All instruments classified in stage 2 will be assigned a probability of default for the life of the instrument.
●	All instruments classified in stage 3 will be assigned a default probability of 100.00%.

To estimate the impairment of the instruments if the issue has an external rating, provision is made with the PD (Probability of default) of the external rating agency; if it does not have an external rating, it is determined from the internal rating model and the default probability of the portfolio.

In all cases, the LGD (Loss Given Default) is the parameter calculated by the external rating agency for the investment portfolio at the closure of December 2021 it corresponds to 65.80%.

7.4.6 Restructured and modified financial assets

A financial asset may be modified by changing the contractual terms due to financial difficulties of the debtor, or for other commercial reasons.

Restructuring

Loan restructuring is an alternative to achieve proper management of collection. The loan restructuring is implemented through amendments to the contractual terms, resulting in changes of rates and payment terms. However, at the time of restructuring, the Bank seeks to retain and enhance the collateral available if possible.

In a restructuring, real and personal property can be received as foreclosed assets in partial cancellation of the receivables. The terms are reviewed in each negotiation to determine if the client should continue in the portfolio and, if so, the terms to restore the business relationship after a certain time.

Restructuring due to a customer’s credit risk difficulties is typically assessed as a non-substantial modification and therefore does not lead to derecognition. When a financial asset is restructured, the difference between the original contractual cash flow and the new cash flow of the restructured asset discounted at the original effective interest rate is recognized as a gain or loss in the consolidated statement of income as “Interest income on loan and financial leases”, and the costs and fees are deferred and will be amortized by the remaining life of the modified asset.

Modifications

For other modifications that do not address credit risk, the Bank assesses whether the modification is substantial, given the fact that the changes in contractual terms differ substantially from the original contract, based on the analysis of qualitative variables (including returns based on profit sharing, guarantees, other collateral, or credit enhancements that significantly affect the credit risk profile associated with the loan, changes in currency and/or debtor) and quantitative assessments in some cases. When the modifications result in a derecognition, the renegotiated contract is a new loan and the impairment is evaluated in accordance with the Bank's risk policy, initially recognizing the loan in stage 1 and evaluating the significant increases in credit risk from the date of modification onwards. Likewise, the costs and fees are written off, which are recognized immediately in the consolidated statement of income. New credit-impaired loans purchased or originated are not recognized.

Modifications that do not result in derecognition are assessed as non-substantial modifications, and the carrying amount is recalculated as the present value of the modified contractual cash flows discounted at the original interest rate, recognizing the effect of modification in the consolidated statement of income as “Interest income on loans and financial leases”. Similarly, costs and fees are deferred and will be amortized for the remaining life of the modified asset.

For further information about the relief provided by the Bank to company and individual customers and the impact on provisions for impairment of financial assets, see section E. Use of estimates and judgments, paragraph 10. Effects of the COVID-19 pandemic and other relevant issues on the Bank’s judgements and estimates, set out below and Note 31. Risk management.

7.4.7 Leases

7.4.7.1 The Bank as lessee

On entering a new lease contract, the Bank recognizes a right-of-use asset and a liability. Both the right-of-use asset and the lease liability are measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. Additionally, the right-of-use asset includes 1) the amount of the initial measurement of the lease liability; 2) lease payments made, or costs incurred by the lessee at or before the commencement date, less any lease incentives received; and 3) costs to be incurred in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the contract.

Subsequently, the Bank measures the right-of-use asset at cost less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability. The Bank measures the lease liability by increasing the carrying amount to reflect interest on the lease liability, reducing the carrying amount to reflect the lease payments made, and remeasuring the carrying amount to reflect any new expectation or lease modifications. Each lease payment has been allocated between the liability and interest expenses. The accrued interest on the lease liability for each period over the lease term will be the amount that produces a constant periodic rate of interest (incremental borrowing rate) on the remaining balance of the liability for each period.

The Bank does not recognize right of use assets and lease liabilities for 1) leases for a period of less than 12 months that do not contain a purchase option; and 2) leases in which the underlying asset is of low value. The lease payments related to these exemptions are recognized as an expense in the consolidated statement of income on a straight-line basis over the lease term.

7.4.7.2 The Bank as lessor

The lease agreements entered into by the Bank are classified at the initial recognition as financial or operating leases.

The Bank classifies a lease as a financial lease when according to the agreement substantially all the inherent risks and benefits are transferred to the lessee. Financial leases are recognized as the sum of the minimum payments to be received and any unguaranteed residual value, discounted at the lease interest rate. Otherwise, the lease is classified as an operating lease, which is classified in the consolidated statement of financial position as premises and equipment or investment property. The initial direct costs incurred in the negotiation of an operating lease are added to the carrying value of the leased assets and recorded as a cost during the lease term on the same basis as the lease income. The contingent rents of the leases are recorded as income in the period in which they are obtained.

Among the risks transferred are the possibilities of losses through underutilization, technological obsolescence, decrease in profitability or changes in the economic environment. Among the benefits derived from the use are the expectation of profit over the economic life of the asset and eventually, the appreciation of the changes of its residual value or realization of the asset.

The following are indications of transfer of risk and rewards of ownership to the lessee:

●	The agreement indicates that the lessee has the option to purchase the asset at a price that is expected to be equal to or less than 10% of the fair value of the asset, upon termination of the lease.
●	The term of the lease covers most of the economic life of the asset, even when the lease does not transfer the ownership of the underlying asset to the lessee at the end of the lease term, i.e., when the minimum lease term represents 75% or more of the economic life of the leased asset.
●	At the inception of the lease, the present value of the minimum lease payments amounts to at least 90% of the fair value of the leased asset.
●	The leased assets are of such a specialized nature that only the lessee has the possibility of using them without making significant modifications.

If during the lease term, the lessor and the lessee decide to modify the initial conditions, and the agreed changes result in a different classification, then the modified agreement will be considered a new lease with new clauses that will lead to the classification of a financial or operating lease, as appropriate.

Financial liabilities

7.5. Financial liabilities

At initial recognition, the Bank measures its financial liabilities at fair value. The transaction costs that are directly attributable to the financial liability are deducted from its fair value if the instruments are subsequently recognized at amortized cost or will be recognized in the consolidated statement of income if the liabilities are measured at fair value.

Derivative liabilities are measured at fair value through profit and loss and the gains or losses of those liabilities are recognized in the consolidated statement of income for subsequent measurements. Non-derivative financial liabilities are measured at amortized cost using the effective interest rate. Interest expenses are recognized in the consolidated statement of income unless the financial liability is designated as at fair value through profit or loss, for which it is required to present the effects of changes in the liability’s credit risk in other comprehensive income.

7.5.1 Compound instruments

Compound financial instruments that are comprised of both a liability and equity component must be separated and accounted for separately. Therefore, for initial measurement, the liability component is the fair value of a similar liability which doesn´t have an equity component (determined by discounting future cash flows using the market rate at the date of the issuance). The difference between the fair value of the liability component and the fair value of the compound financial instrument, considered as a whole, is the residual value assigned to the equity component. After initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition. The liability component corresponds to the preferred dividend related to 1% of the subscription price, which is the payment of the minimum dividend on the preferred shares for each period in accordance with the Bank’s bylaws.

7.5.2 Financial guarantee contracts and loan commitments

In order to meet the needs of its customers, the Bank issues financial standby letters of credit, bank guarantees and loan commitments. Loan commitments are those agreements under which the Bank has an irrevocable obligation to grant the loan. The financial guarantee contracts issued by the Bank are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due to accordance with the original or modified terms of a debt instrument.

Both financial guarantee contracts and loan commitments are initially recognized as liabilities at fair value, which is normally the fee received, adjusted for the directly attributable transaction costs incurred. Subsequently, liabilities are measured at the higher of the provision amount measured according to IFRS 9, and the amount initially recognized, less the accumulated amortization recognized according to IFRS 15 Revenue from contracts with customers.

Income derived from guarantees is recognized as fees and commission income in the consolidated statement of income over the term of the contract, in accordance with the method and frequency of commission’s payments.

Derecognition of financial assets and liabilities

7.6 Derecognition of financial assets and liabilities

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred, and the Bank has transferred substantially all the risks and rewards of ownership, or when the Bank neither transfers nor retains substantially all of the risks and rewards of ownership but it does not retain control of the financial asset.

On derecognition of a financial asset, the difference between (a) the carrying amount (measured at the date of derecognition) and (b) the consideration received (including any new asset obtained less any new liability assumed) is recognized in net income.

In transactions in which the Bank neither transfers nor retains substantially all the risks and rewards of ownership of a financial asset, the Bank continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred financial asset.

A financial liability is removed from the consolidated statement of financial position when it is extinguished, that is, when the obligation is discharged, cancelled or expired.

Debt exchange

The Bank assesses whether the instruments subject to exchange are substantially different from each other, considering qualitative aspects such as currencies, terms, rates, conditions of subordination, regulatory framework, among others; and

quantitative aspects, including whether the present value of discounted cash flows under the conditions of the new instruments (including any commission paid net of any commission received) and using the original effective interest rate to calculate the discount, is at least 10 percent different from the discounted present value of the cash flows that still remain of the original financial liability.

When it is determined that the instruments subject to debt exchange are not substantially different (based on the analysis of qualitative variables such as changes in currency or emission market, and quantitative assessments in some cases), the transaction is recognized as a debt modification. In this case, the amortized cost of the modified liability is adjusted to the present value of the estimated contractual cash flows which are discounted at the original effective interest rate of the financial instrument, and a gain or loss is recognized immediately in profit or loss. Incremental costs and commissions adjust the carrying amount of the liability and are amortized over the remaining life of the modified liability; its subsequent measurement continues at amortized cost. In debt exchanges where the new instrument is considered substantially different, the liability is derecognized against the consolidated statement of income, and a new financial liability arises.

7.6.1 Written-Off loan portfolio

Loans are written off when the Bank concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

Type	Length of delinquency
Consumer	180 days, 450 days for vehicles in GAH, 720 days for loans with mortgage guarantee in Banco Agricola and 1,080 days for loans with mortgage guarantee in Banistmo
Commercial	360 days
Small Business Loan	180 days, 1,080 days for loans with guarantee in Banistmo
Mortgage	1,080 days in Banistmo, 720 days in Banco Agrícola and 1,440 days in GAH

Among the reasons underlying a loan's non-recoverability are the estimated recovery time of the obligation and the probable recovery percentage given the existence or lack of collateral. When default conditions are present, it is initially necessary to evaluate whether the collateral that supports the loan generates a reasonable expectation of recovery; if so, the necessary steps are taken to realize on the collateral prior to writing-off the loan. In cases where the collateral net fair value indicates that there are no reasonable expectations of recovery, loans are written-off in the consolidated financial statements.

Derivatives financial instruments

7.7. Derivatives financial instruments

A financial derivative is an instrument whose value changes in response to changes in a variable such as an interest rate, exchange rate, the price of a financial instrument, a credit rating or a credit index. This instrument requires no initial payment, or a smaller investment than would be required for other financial instruments with a similar response to changes in market conditions, and it is generally settled at a future date. The Bank recognizes its derivatives financial instruments at fair value based on the prices and methodologies provided by the official pricing services provider (Precia). Counterparty credit-risk adjustments are applied to derivatives when the Bank’s position is a derivative asset and the Bank’s credit risk is incorporated when the position is a derivative liability. For further information, see Note 30. Fair value of assets and liabilities, section d. Credit valuation adjustment.

The Bank carries out derivative transactions to facilitate the business of clients related to the Management of their market and credit risk, managing the exposure in its own position to changes in interest rates and risks in exchange rates, or to obtain benefits from changes in valuations experienced by these instruments in the market. Derivatives are recognized and measured at fair value through profit or loss, unless such derivatives are designated as hedging instruments in cash flow hedges or as a hedge of a net investment in a foreign operation. In those cases, the effective portion of changes in the fair value of the derivatives are recognized in other comprehensive income. All derivatives are carried as assets when fair value is positive and as liabilities when fair value is negative.

7.7.1 Hedge accounting

Fair value hedges are used by the Bank, through its Panamanian subsidiary, Banistmo, to protect against changes in the fair value of investment securities that are attributable to interest rate variability. When the hedging relationship is considered to be highly effective, the changes in value of the hedging derivative are accounted for according to their classification, as fair value hedges, cash flow hedges and hedges of net investment in foreign operations, as set out in the paragraph below.

The Bank assesses at the inception of the hedge and on a monthly basis during the life of the instrument, whether the hedge used in the transaction is expected to be aligned with the hedge effectiveness requirement (prospective effectiveness):

●	Economic relationship between the hedging instrument and the hedged item.
●	The effect of credit risk does not predominate over the value of the economic relationship.
●	Designated hedge ratio is consistent with risk management strategy.

The Bank discontinues the hedge accounting when the hedging relationship no longer meets the criteria provided for hedge effectiveness or when the hedging instrument expires or is sold, terminated or exercised. Consequently, the item no longer complies with the hedge accounting conditions or the hedging relationship no longer complies with the risk management objective. When hedge accounting for a fair value hedge is terminated, the previous adjustments related to the changes in fair value of the hedged item are subsequently recorded in the consolidated statement of income in the same manner as other components of the carrying amount of that asset. When hedge accounting for a cash flow hedge is terminated, the accumulated gains and losses recorded in equity will be reclassified to the consolidated statement of income in the same period or periods during which the hedged expected future cash flows are realized.

Before the establishment of hedge accounting, the Bank documents the relationship between hedged items and hedging instruments, as well as its risk management objectives and hedging strategies, which are approved by the Risk Management Committee as the body designated by the Board of Directors.

Hedge relationships are classified and accounted for in the following ways:

Fair value hedges are designated to protect against the exposure to changes in the fair value of recognized assets or liabilities or unrecognized firm commitments.

Changes in the fair value of derivatives that are designated and qualify as hedging instruments in fair value hedges are recognized in the consolidated statement of income as interest and valuation on financial instruments. The change in fair value of the hedged item attributable to the hedged risk is included as part of the carrying value of the hedged item, and it is also recognized in the aforementioned item of the consolidated statement of income.

For fair value hedges that are related to items accounted for at amortized cost, the adjustments to the carrying value are amortized through the consolidated statement of income during the remaining term until their expiry.

The amortization of the effective interest rate shall begin as long as there is an adjustment to the carrying value of the hedged item and shall begin no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. The adjustment is based on a recalculated effective interest rate at the date amortization begins. If the hedged item is derecognized, the non-amortized fair value is recognized immediately in the consolidated statement of income. If the hedge instrument expires or it is sold, terminated or exercised, or when the hedge no longer meets the criteria for hedge accounting, the Bank discontinues prospectively the hedge accounting. For the items hedged at amortized cost, the difference between the carrying value of the item hedged at the termination of the hedge and the nominal value are amortized using the effective rate method during the time beyond the original terms of the hedge. If the hedged item is derecognized, the remaining value to amortize is recognized immediately in the consolidated statement of income.

When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with corresponding gain or loss recognized in net income.

Cash flow hedges are used mainly to manage the exposure to variability related to the cash flow attributable to a specific risk associated with an asset or liability recognized on the consolidated statement of financial position or to a highly probable forecast transaction.

The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income. The ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income.

If the hedging instrument expires or is sold, terminated or exercised, without replacement or rollover into another hedging instrument, or if the hedging designation no longer meets the criteria provided for the hedge effectiveness requirements after any subsequent rebalancing adjustment, any accumulated gain or loss previously recognized in OCI remains in OCI, until the planned operation or the firm commitment affects the result.

The Bank ceases hedge accounting when the hedging relationship ceases to meet the objective of managing the hedged risk when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income and accumulated in equity at that time remains in equity and is recognized in other comprehensive income when the forecast transaction is ultimately recognized in net income. When a forecasted transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in net income.

Hedges of a net investment in a foreign operation: In accordance with IFRS 9 and IFRIC 16 Hedges of a net investment in a foreign operation, the Bank has decided to apply the hedge accounting of the foreign currency risk arising from currency translation of consolidated financial statements and goodwill of its net investment in Banistmo, designating as a hedging instrument of certain debt securities issued by the parent company. The hedge accounting requires that the Bank accounts for the gain or loss derived from the foreign exchange differences related to the debt securities that are determined to be an effective hedge is recognized in other comprehensive income, as is the currency translation adjustment of the Banistmo operation into the presentation currency as required by IAS 21 Effects of changes in foreign exchange rates as detailed in 2. Transactions and balances in foreign currency.

Day one profit adjustment

7.8. Day one profit adjustment

If an asset has been acquired, or a liability has been assumed, in a market transaction, it might be assumed that the transaction price can be taken to be the fair value of the asset or the liability. However, the fair value of the financial asset or financial liability can be different from the transaction price at initial recognition. When the amounts are not equal, the asset or liability should be measured at fair value and the difference between the transaction price and fair value is required to be recognized as follows:

●	If the fair value is assessed as Level 1 based on the inputs or the valuation technique uses only data from observable markets, therefore Bank recognizes the difference as a gain or loss on initial recognition.
●	In all other circumstances, the Bank defers day one gain or loss recognition in the consolidated statement of income over the life of the transaction.

Premises and equipment

8. Premises and equipment

Premises and equipment include tangible items that are held for use, for rental to others, or for administrative purposes and are expected to be used for more than one period.

Items of premises and equipment are expressed at cost less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method, in order to derecognize the depreciable amount of promises and equipment over the estimated useful lives of the assets. The depreciable amount is the cost of an asset less its residual value. The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures (1)	5 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	3 to 40 years
Vehicles	3 to 6 years
(1)	Companies in El Salvador have a useful life range of 4 to 20 years.

The asset’s residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. When there is a significant change, the depreciation and the charge to the consolidated statement of income are adjusted based on the new estimation.

The Bank assesses at the end of each year whether there is any indication of external or internal reduction in the asset’s recoverable value. If there is any indication of impairment, the Bank estimates the recoverable amount of the assets and then recognizes the impairment loss in the consolidated statement of income.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount and is recognized in the consolidated statement of income as “Impairment, depreciation and amortization”.

When the carrying value exceeds the recoverable value (the greater of fair value less the costs of sale and value in use), the carrying value is adjusted to its recoverable value, modifying the future charges for depreciation, according to its new remaining useful life.

In a similar way, when indications exist that the value of an asset has been recovered, reversal of an impairment loss is recognized immediately in the consolidated statement of income and consequently the future charges for the asset’s depreciation are adjusted. In any case, the reversal of the impairment loss of assets cannot increase it carrying value above the amount that it would have if impairment losses in previous periods had not been recognized.

For the purposes of assessing impairment, assets are grouped at the smallest identifiable group that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). The evaluation can be carried out at the individual asset level when the fair value less the cost of sale can be reliably determined and the value in use is estimated to be close to its fair value less costs to sell and fair value less costs to sell can be determined.

Maintenance expenses of the premises and equipment are recognized as an expense in the period in which they are incurred and are registered in the consolidated statement of income as “Other administrative and general expenses”.

Gains and losses in the sale of premises and equipment are registered in the consolidated statement of income as “Other operating income” or “Other operating expenses”.

Investment properties

9. Investment properties

Land and buildings that the Bank holds to earn rentals or for capital appreciation or both rather than for their use in the supply of services or sale in the ordinary course of business are recognized as investment properties.

The investment properties are measured initially at cost, including the transaction costs. The carrying value includes the cost of replacement or substitution of a part of an investment property at the time the cost is incurred, if the cost meets the recognition criteria; and it excludes the daily maintenance costs of the investment property which are included in the consolidated statement of income as “Other operating expenses”.

After the initial recognition, the investment properties are measured at fair value which reflects the market conditions at the consolidated statement of financial position date and are valued by external experts using valuation techniques based on comparable prices, direct capitalization, discounted cash flows and replacement cost. The gains and losses that arise from changes in the fair values of investment properties are included in the consolidated statement of income as “Other operating income”.

The investment properties are derecognized, either at the moment of their disposal or when they are permanently withdrawn from use and no future economic benefits are expected. The difference between the net disposal proceeds of the investment properties and the carrying value is recognized in net income in the period the disposal occurs.

Transfers of an asset to or from the investment properties are only made when there is a change in its use. For a transfer from an investment property to premises and equipment, the cost taken into account for its subsequent accounting is the fair value at the time of the change in use. If a premise and equipment becomes an investment property, it will be accounted for at its fair value.

Intangible assets

10. Intangible assets

An intangible asset is an identifiable non-monetary asset with no physical appearance. Separately acquired intangible assets are measured initially at their cost. The cost of intangible assets acquired in business combinations is their fair value at the date of acquisition. After the initial recognition, the intangible assets are accounted for at cost less any accumulated amortization and any accumulated impairment loss. The costs of internally generated intangible assets, excluding the costs from development that meet the recognition criteria, are not capitalized and the expense is reflected in the consolidated statement of income as it is incurred.

The useful lives of intangible assets are determined as finite or indefinite. The intangible assets with finite useful lives are amortized using the straight-line method over their estimated useful lives. The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at least annually. The expected changes in the useful life or in the pattern of consumption of the future economic benefits of the asset are accounted for when changing the period or amortization method, as appropriate, and they are treated as changes in the accounting estimates. The amortization expense of intangible assets with finite useful lives is recognized in the consolidated statement of income. The useful lives of the intangible assets with finite life ranges between 1 and 10 years.

When intangible assets with finite useful life are written-off, the expected future economic benefits period is reduced to increase the amount of amortization, resulting in the derecognition of the intangible asset in a shorter period than initially estimated.

The Bank assesses annually its intangible assets with finite life in order to identify whether any indications of impairment exist, as well as possible reversal of previous impairment losses.

Intangible assets with indefinite useful lives are not subject to amortization but are periodically tested to identify any impairment, either individually or at the cash-generating unit level. The assessment of the indefinite life is reviewed annually to determine if it continues being supportable. In the event that the assessment was not valid, the change from indefinite useful life to finite useful life is recognized prospectively.

The gain or loss that arises when an intangible asset is derecognized is measured as the difference between the disposal value and the carrying value of the asset and is recognized in the consolidated statement of income.

The Bank’s intangible assets comprise mainly intangibles of finite useful life: licenses, software and computer applications, customer relationships and trademarks (See Note 9. Goodwill and intangible assets, net). Intangibles of indefinite useful life include Goodwill.

For further information on the effects of the COVID-19 pandemic, see section E. Use of estimates and judgments, paragraph 10. Effects of the COVID-19 pandemic and other relevant issues on the Bank’s judgements and estimates, set out below.

On November 30, 2021, the Bank acquired control of Vlipco S.A.S., a company that provides technology services, and as a result of this transaction an intangible asset was recognized corresponding to entity's software developments. For further details of this transaction, see Note 9.3. Business combination.

10.1 Research and development costs

Research costs are recorded as expenses as they are incurred.

Costs directly related to the development of a stand-alone project are recognized as intangible assets when the following criteria are met:

●	It is technically feasible to complete the intangible asset so that it will be available for use or sale;
●	Management intends to complete the intangible asset and use or sell it;
●	There is an ability to use or sell the intangible asset;
●	It can be demonstrated how the asset will generate probable future economic benefits;
●	Adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
●	The expenditure attributable to the intangible asset during its development can be reliably measured.

In the consolidated statement of financial position, the related capitalized costs are recorded at cost less accumulated depreciation and accumulated impairment losses.

Costs are capitalized during the application development stage and amortized on a straight-line basis from the beginning of the production stage over the period of expected future economic benefits. During the development period, the asset is subjected to impairment testing at least annually to determine if impairment indications exist. The research and development costs that do not qualify for capitalization are recorded as expenses in the consolidated statement of income of the period (see item 13. Impairment of non-financial assets and cash-generating units and goodwill, set below).

Inventories

11.  Inventories

The inventories of returned property are those assets that come from an early termination of a lease (returned properties) or those upon which the lease has already concluded (premises and equipment), which are expected to be sold in the normal course of business. These are controlled by the Bank and are expected to generate future economic benefits.

The inventories of returned property are recognized as an asset from the date on which the Bank assumes the risks and benefits of the inventories, provided that the cost of the asset can be reliably measured, and it is probable that it will generate future economic benefits.

The inventories of returned property are valued using the specific identification method and their costs include the carrying value at the time the asset is returned.

The carrying value of returned property is measured at the lower of cost and net realizable value (NRV). The net realizable value is the estimated selling price in the ordinary course of business less estimated costs to sell. The adjustment in the carrying value to reflect the NRV is recognized in the consolidated statement of income for the period in which the goods are returned. The value of any reversion that comes from an increase in the NRV in which the increase occurs is recognized as a lower expense in the period.

Other new inventories are measured initially at acquisition cost which comprises the sum of the purchase price, the import costs (if applicable), the non-recoverable taxes paid, the storage, the transport costs, and other attributable or necessary costs for their acquisition, less discounts, reductions or similar items. Those inventories do not include selling costs.

The Bank must review the NRV of its inventories at least annually or whenever necessary if indicated by market conditions. Any write-down adjustment must be recognized directly in the consolidated statement of income.

Assets held for sale and discontinued operations

12.  Assets held for sale and discontinued operations

A non-current asset or a disposal group of assets are classified as held for sale if their carrying value will be recovered through a sale transaction, rather than through continuing use. These assets or groups of assets are shown separately in the consolidated statement of financial position at the lower of their carrying value and their fair value less costs to sell and they are not depreciated nor amortized from the date of their classification.

The held for sale condition is met if the assets or group of assets are available, in their current condition, for immediate sale and the sale transaction is highly probable and is expected to be completed within the year following the date of classification.

The Bank performs the measurement of the assets held for sale at the consolidated statement of financial position date. However, these assets are evaluated quarterly if impairment indicators exist that imply review of the carrying value recorded in the accounts. If those indications are identified, impairment losses are recognized for the difference between the carrying and recoverable amount of an asset as “Impairment, depreciation and amortization” in the consolidated statement of income.

Gains and losses in the sale of premises and equipment are recognized in the consolidated statement of income as “Other operating income” or “Other operating expenses”.

A discontinued operation is a component of an entity that has been disposed of, or is classified as held for sale, and represents a separate major line of business or a geographical area of operations, is part of a single coordinated and individual plan to dispose of a separate major line of business or geographical area of operations, or is a subsidiary acquired exclusively with a view to resale.

Income and expenses coming from a discontinued operation must be disclosed separately from those coming from continued operations, in a single item after the income tax, in the consolidated statement of income of the current period and comparatively with previous period even though the Bank retains a non-controlling interest in the subsidiary after the sale.

Management has developed quantitative thresholds such as “rules of thumb” to determine the materiality of major line of business. In the absence of particular standards, a line of business below the threshold of 5% of net assets in the consolidated statement of financial position is not considered material.

Impairment of non-financial assets, cash-generating units and goodwill

13.  Impairment of non-financial assets and cash-generating units and goodwill

The Bank evaluates at the end of each period whether there is any indication that on a stand-alone basis non-financial assets and cash-generating units are impaired. If some indication of impairment does exist, the Bank estimates the recoverable amount of the assets and the loss by impairment, the impairment loss is recognized for the amount by which the carrying amount of the cash generating unit exceeds its recoverable amount. Regardless of whether impairment indicators exist, impairment of goodwill is assessed annually.

The recoverable amount is determined by Management by reference to market value, if available, by pricing models, or with the assistance of a valuation specialist. Determination of the recoverable amount requires Management to make assumptions and use estimates to forecast cash flow for periods that are beyond the normal requirements of management reporting; the assessment of the appropriate discount rate and growth rate, estimation of the recoverable amount of cash generation units and the valuation of the separable assets of each business whose goodwill is being reviewed.

If an asset does not generate cash flows that are independent from the rest of the assets or group of assets, the recoverable amount is determined by the cash-generating unit to which the asset belongs.

A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

The amount of impairment losses recognized in net income during the period are included in the consolidated statement of income as “Impairment, depreciation and amortization”.

Other assets

14.  Other assets

The Bank presents as other assets, among other things, (a) the expenses paid in advance incurred in the development of its business, in order to receive future services, which are amortized during the period in which services are received or the costs or expenses are recorded and (b) foreclosed assets that do not comply with the requirements to be recognized as assets held for sale and where there are no plans to use them in the supply of services or for administrative purposes.

Foreclosed assets are initially recognized at the lower of net amount of the charged-off financial assets to which the foreclosed assets relate and net realizable value of the foreclosed asset (the net realizable value will be the estimated selling price of the asset or its awarding value, less the estimated costs necessary to carry out its sale), pending obtaining a plan for its commercialization. If net amount of the charged-off financial assets is greater than net realizable value of the foreclosed asset, an adjustment for impairment of credit risk of the financial asset is recorded in the results for the period.

There is evidence of impairment when these group of assets remain in the consolidated statement of financial position for a period of time exceeding one year from the reception date, without buyer having been found, despite the Bank’s ongoing efforts to sell them (even adjusting the selling price).

Foreclosed assets are subsequently assessed to determine whether an impairment lost must be recognized. In the case of events that arise that are beyond the control of the Bank and that make remote the realization of these assets, they are identified as "non-tradable" and a complete impairment is carried out.

Employee benefits

15.  Employee benefits

15.1 Short term benefits

The Bank grants to its employees short-term benefits such as bonuses based on added value to clients and the Bank’s results (which was suspended for the year 2020), salaries, accrued performance costs and social security that are expected to be wholly settled within 12 months. Expenses related to these benefits are recognized over the period in which the employees provide the services to which the payments relate. For further information, see Note 19. Employee benefit plans.

15.2 Other long-term employee benefits

The Bank grants to its employees seniority bonuses as long-term employee benefits whose payment is not expected within the 12 months following the end of the annual period in which the employees have rendered their services. These benefits are projected up to the date of payment and are discounted through the projected unit credit method. The cost of long-term employee benefits is allocated across the period from the time the employee was hired by the Bank and the expected date of obtaining the benefit.

15.3 Pensions and other post-employment benefits

-	Defined contribution plans

The Bank makes monthly contributions to pension funds, due to legal requirements and it has no legal obligation to pay further contributions.

The Bank recognizes contributions in the consolidated statement of income once the contribution is accrued. Any contributions unpaid at the consolidated statement of financial position date are included as a liability.

-	Defined benefit plans

These are post-employment benefit plans in which the Bank has the legal or constructive obligation to take responsibility for the payments of benefits that have been agreed, for example, severance obligation, retirement pension premium plan and senior management pension plan premium and pension plan. The Bank makes an actuarial valuation based on the projected unit credit method and a risk-free rate which reflects current market assessments of the time value of money in each country, related to the characteristics and the benefit flows weighted average, to discount such obligation.

Provisions, contingent liabilities and contingent assets

16.  Provisions, contingent liabilities and contingent assets

Provisions are recorded when the Bank has a present obligation (legal or constructive) as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

Provisions are determined by Management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, which estimate is discounted using a risk-free rate which reflects current market assessments of the time value of money in each country, which for Colombia is the interest rate on treasury bonds (TES)1. The corresponding expense of any provision is recorded in the consolidated statement of income, as a provision, net of all expected reimbursement. The increase of the provision due to the time value of money is recognized as a financial expense.

The amounts recognized in the consolidated statement of financial position, correspond mainly to:

-	Provisions for loan commitments and financial guarantee contracts; and
-	Provisions for legal proceedings, classified as probable to be decided against the Bank.

Possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events, not wholly within the control of the Bank, or present obligations that arise from past events but are not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligations or the amount of the obligations cannot be measured with sufficient reliability, are not recognized in the consolidated statement of financial position, but instead are disclosed as contingent liabilities, unless the possibility of an outflow of resources embodying economic benefits is remote, in which case no disclosure is required.

Possible assets that arise from past events whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events, not wholly within the control of the Bank, are not recognized in the consolidated statement of financial position; instead, these are disclosed as contingent assets where an inflow of economic benefits is probable. When the realization of income is virtually certain, then the related asset is not a contingent asset and its recognition is appropriate.

1 The interest rate of treasury bonds (TES), representative of the nation's public debt.

Customer loyalty program

17.  Customer loyalty program

The Bank maintains a credit card loyalty program to provide incentives to its customers. The program allows customers to purchase goods and services, based on the exchange of awards points, which are awarded based on purchases using the Bank's credit cards and the fulfillment of certain conditions established in such program. The redemption of points for prizes is carried out by a third party. According to IFRS 15, the expenses of the Bank's commitments with its clients arising from this program are recognized as a lower value of the fees and commission income, considering the total number of points that can be redeemed over the accumulated prizes and taking into account the probability of redemptions.

Revenue recognition

18.  Revenue recognition

The Bank recognizes revenue from ordinary activities, which represent the transfer of goods or services committed with customers in exchange for an amount that reflects the consideration to which the entity expects to be entitled in exchange for such assets or services. The recognition and measurement of interest income and dividend income from debt and equity instruments are not within the scope of IFRS 15. Instead, they are within the scope of IFRS 9.

The Bank evaluates the contracts and commitments established with customers, identifying compliance with the five steps established in IFRS 15 as follows:

1.	Identifying the contract: The parties’ rights, payment conditions, evaluation of the commercial basis and characteristics of the consideration are identified, and the Bank evaluates if there are modifications or combinations that apply.
2.	Identifying performance obligations: The Bank evaluates the commitments included in the entity's contracts to identify when the customer makes use of the service and whether the obligations are identifiable separately.
3.	Determining the transaction price: The characteristics of the amounts for which the agreed services were exchanged are reviewed in the Bank's contracts, to estimate the effect of variable consideration in kind, or others payable to the customer.
4.	Allocating the transaction price to performance obligations: In the evaluation of prices under the Bank's contracts, these are allocated individually to the services provided by the Bank, even for products where there are packaged commitments.
5.	Satisfaction of performance obligations: The obligations established in contracts with customers are satisfied when the control of the service is transferred to the customer and the recognition is performed as established in IFRS 15, over time or at a point in time.

The Bank satisfies a performance obligation and recognizes revenue over time if one of the following criteria is met:

a)	The Bank's performance does not create an asset with an alternative use for the entity, and it has an enforceable right to receive payment for the performance completed to date.
b)	The Bank's performance creates or enhances an asset that the customer controls as the asset is created or enhanced.
c)	The customer simultaneously receives and consumes the benefits provided by the Bank’s performance as the Bank performs.

For performance obligations where none of the indicated conditions is fulfilled, the Bank satisfies the performance obligation at a point in time, at which the customer obtains control of the promised services and the entity satisfies a performance obligation. When the Bank fulfills a performance obligation through the delivery of promised goods or services, it creates a contractual asset for the consideration amount obtained with the performance.

A contract asset is the right of the Bank to receive a payment in exchange for goods or services that the Bank has transferred to a customer, when that right is dependent on something other than the passage of time (for example, billing or delivery of other elements part of the contract). The Bank recognizes the contractual assets as current assets, as they are expected to be realized within the normal operating cycle.

The costs of contracts eligible for capitalization as incremental costs when obtaining a contract are recognized as a contractual asset. Contractual costs are capitalized when incurred if the Bank expects to recover those costs. Contractual costs constitute non-current assets to the extent that the Bank expects to receive the economic benefits of those assets in a period greater than twelve months. The contractual costs are amortized systematically and consistently with the transfer of the services to the customer once the corresponding revenue has been recognized. The capitalized contractual costs are impaired if the customer withdraws or if the carrying amount of the asset exceeds the projection of the discounted cash flows that are related to the contract.

When the amount of consideration received from a customer exceeds the amount of the recognized revenue, this creates a contractual liability. Contract liabilities constitute the Bank's obligation to transfer goods or services to a customer, for which the Bank has received a payment from the end customer or if the amount is past due. They also include deferred income related to goods or services that shall be delivered or provided in the future, which will be billed to the customer in advance, but which are not yet past due.

Revenue is measured based on the consideration specified in the contract with the customer, and excludes amounts received on behalf of third parties when the Bank is an agent. The Bank recognizes revenue when it transfers control over a good or service to a customer. Revenue is presented net of reimbursements and discounts and after eliminating inter-group sales. The Bank evaluates its revenue categories based on specific criteria to determine whether it acts as principal or agent. Revenue is recognized to the extent that it is probable that economic benefits will flow to the Bank and it is possible to reliably measure the related revenues and costs.

18.1.  Interest income and expenses

For all financial instruments measured at amortized cost, interest income and interest expenses are recognized using the effective interest rate. The effective interest rate is the rate that exactly discounts future estimated cash flows payments through the expected life of the financial instrument or, when appropriate, a shorter period, to the net carrying value of the financial liability or asset. The computation takes into account all the contractual conditions of the financial instrument (for example, prepayment options) and includes incremental fees or expenses that are directly attributed to the instrument and are an integral part of the Effective Interest Rate (EIR), but not future credit losses.

For debt securities at fair value, gains and losses arising from changes in fair value are included in the consolidated statement of income as “Interest and valuation on financial instruments”.

18.2.  Fees and commission income

The Bank charges fees for the services it provides to its customers. Fee income can be divided into the following three categories:

Income from fees that are an integral part of the effective interest rate of a financial instrument

Commissions for loan commitments that have a high probability of being used are deferred (together with any incremental cost) via the effective interest rate, once the loan is granted (in accordance with section 18.1). If the commitment expires and no loan is made, the fee is recognized as income at the time of termination.

The opening fees received for the issuance of a financial liability measured at amortized cost are included in the effective interest rate of the financial instrument and its recognition as income is generated during the estimated life of the asset.

Income from fees obtained from the services that are provided during a certain period of time

These payments include income from commissions and asset management, custody and other administration and advisory commissions. In loan commitments, when it is not possible to demonstrate the probability that a loan will be used, the opening fees of the loan are recognized in the consolidated statement of income as revenue from ordinary activities, in accordance with IFRS 15, and are recognized based on the past due and the frequency of fee payment.

Income from the provision of services

Fees arising from the negotiation or participation in the negotiation of a transaction for a third party, such as the acquisition of shares or other securities or the purchase or sale of businesses, are recognized at the closing of the underlying transaction. Commissions or fee components that are linked to a specified performance are recognized after the corresponding criteria are met.

18.3.  Dividend revenue

For the investments that are not associates or joint ventures, dividends are recognized when the right to payment of the Bank is established, which is generally when the shareholders declare the dividend. These are included in the consolidated statement of income as dividends received and share of profits of equity method investees.

18.4.  Total operating income, net

Income derived from commercial operations (trading) includes all profits and losses from variations in the fair value and revenue or expenses for related interests from financial liabilities or assets. This includes any ineffectiveness registered in the hedging transactions.

Income tax

19.  Income tax

The Bank recognizes, when appropriate, deferred tax assets and liabilities by estimating the future tax effects attributable to differences between book values of assets, liabilities and their tax bases. Deferred tax assets and liabilities are measured based on the tax rate that, in accordance with the valid tax laws in each country where the Bank has operations, must be applied in the year in which the deferred tax assets and liabilities are expected to be realized or settled. The future effects of changes in tax laws or tax rates are recognized in the deferred taxes as from the date of publication of the law providing for such changes.

Tax bases for deferred tax must be calculated by factoring in the definition of IAS 12 Income tax and the value of the assets and liabilities that will be realized or settled in the future according to the valid tax laws of each of the countries where the Bank has operations.

Deferred tax liabilities due to deductible temporary differences associated with investments in subsidiary and associated entities or shares in joint ventures, are recognized, except when the Bank is able to control the period in which the deductible temporary difference is reverted, and it is likely that the temporary difference will not be reverted in the foreseeable future.

Deferred tax assets, identified with temporary differences, are only recognized if it is considered likely that the Bank will have sufficient taxable income in the future that allows it to be recovered based on the stand-alone entity expected cash flow forecast for the next three years.

Tax credit from fiscal losses and surplus amounts from the presumptive income on the net income are recognized as a deferred asset, provided that it is likely that the Bank will generate future net income to allow their offset.

The deferred tax is recorded as debit or credit according to the result of each of the companies that form the Bank, and for the purpose of disclosure on the consolidated statement of financial position it is disclosed as net.

The deferred tax expense is recognized in the consolidated statement of income under the heading “Income tax”, except when referring to amounts directly recognized in OCI (Other Comprehensive Income).

Regulatory changes in tax laws and in tax rates are recognized in the consolidated statement of income under the heading “Income Tax” in the period when such rule becomes enforceable. Interest and fines are recognized in the consolidated statement of income under the other administrative and general expenses.

The Bank periodically assesses the tax positions adopted in tax returns, and, according to the results of the tax audits conducted by the tax authorities, determines possible tax outcomes provided it has a present obligation and it is more likely than not that the Bank will have to dispose of the economic resources to cancel the obligation, and the Bank can make an accurate estimate of the amount of the obligation. The recorded sums are based on the estimated fair amount that is expected to cover the amount expected to be paid in the future. In 2021, the value of the uncertain tax position in Colombia was recovered, considering that the tax returns on which it was based were final in the course of the same year and no glosses were received from the Dirección de Impuestos y Aduanas Nacionales ('DIAN') on these aspects.

Revisions of tax returns must be documented, as well as any uncertain tax positions that are taken in them. For further information about deferred tax considerations derived from the last Colombian tax reform (Law 2155 of 2021), see Note 12. Income Tax.

Transfer pricing policy

The Bank has as a general policy that each of its companies be responsible for their income, costs and expenses independently. The policy takes into account the regulation for the parent company provided for in the Organic Statute of the Financial System (article 119, numeral 4) which in relation to the autonomy of the subsidiaries states that: The activity of the subsidiaries of entities subject to the control and supervision of the SFC must be carried out in conditions of independence and administrative autonomy, so that they have sufficient decision-making capacity to carry out the operations that constitute their object.

The Bank recognizes arm’s length operations with economic links. These operations are documented and reported to the tax Administration according to the last evaluation date corresponding to the previous year. Therefore, the income tax returns for 2020 and 2019, filed in 2021 and 2020, were adjusted for amount of COP 5,207 and COP 11,198, respectively.

Operating segments

20.  Operating segments

Operating segments are defined as components of the Bank that are engaged in business activities from which they may earn revenues and incur expenses, for which separate financial information is available that is regularly used by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Bank manages and measures the performance of its operations through the operating segments using the same accounting policies described in the summary of significant accounting policies described in Note 3. Operating segments.

Earnings per share

21.  Earnings per share

The basic earnings per share are calculated by dividing net income attributable to the ordinary equity holders of the parent company by the weighted average number of ordinary shares outstanding during the period.

To calculate diluted earnings per share, the net income attributable to ordinary equity holders, and the weighted average number of outstanding shares, is adjusted by the dilutive effects inherent to potential ordinary shares. Currently, the Bank does not have any dilutive instruments as to be considered in diluted earnings per share due to the fact that the Bank’s current common shares are anti-dilutive.

Paid-in capital	22. Paid-in capital Paid in capital represents the amount paid by the shareholders in excess of the nominal value of the shares.
Use of estimates and judgments
E.	Use of estimates and judgments

The preparation of consolidated financial statements requires Bank's Management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgments or changes in assumptions are disclosed in the notes to the consolidated financial statements. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under current circumstances. Actual results may differ from these estimates if assumptions and conditions change.

The significant accounting estimates that the Bank uses in preparing its consolidated financial statements are detailed below:

1.	Credit risk impairment

As disclosed by Management and described in section D. Significant Accounting Policies, paragraph 7.4.5 Impairment of financial assets at amortized cost or at fair value through other comprehensive income ‘FVTOCI’, expected credit losses are calculated using individual and collective models and methodologies based on assumptions and judgement considering historical credit data, current borrower situation and reasonable and supportable forecasts of future economic conditions. Collective models include parameters of probability of default at 12 months, probability of default throughout the lifetime of the obligation, loss given default, and exposure at default with the inclusion of the prospective approach that include assumptions of future macroeconomic conditions in plausible future scenarios. In addition, for loans individually assessed in stage 3, the Bank will evaluate defaulted significant loans, analyzing the debt profile of each debtor, the fair value of guarantees granted, information on credit behavior and the future cash flows expected from the client.

Expected credit losses (‘ECL’) are calculated using individual and collective models and methodologies based on assumptions and judgement considering historical credit data, current situation and reasonable and supportable forecasts of future economic conditions. The impact of COVID-19 has increased the uncertainty around ECL impairment calculations and has required Management to make additional judgements and accounting estimates that affect the reported amount of assets and level of expenses regarding provisions. For further information, see section 10. Effects of the COVID-19 pandemic and other relevant issues on the Bank’s judgements and estimates, set out below.

The estimation of impairment charges is a critical accounting policy because of the significance of this line item, the sensitivity of the charges to changes in assumptions about future events (behavior of the expected macroeconomic variables), weighting of macroeconomic scenarios, uncertainty about the COVID-19 effects and other somewhat subjective judgments that are incorporated in the individual credit loss models.

Some relevant assumptions must be made to operate the mathematical models behind the expected credit loss assessment. Assumptions are constructed from historical data to consider whether a customer has a significant increase in risk or is in default; these are reviewed by expert panels. Other assumptions such as future economic conditions, the simulation of reasonable future economic scenarios and the likelihood of those scenarios have a high impact on lifetime default probability models. These scenarios are determined and leveraged by the Direction of Economic Research, which operates independently of the Bank’s risk Management division.

The main factors considered in collective estimations of credit losses are the definition of significant increase in credit risk, definition of default, collateral values, loan maturity and macroeconomic forecast of variables such as unemployment, GDP, interest rates, among others. It is also important to consider any other variable that could influence a client´s willingness to pay.

In addition, individual credit loss models consider assumptions on how the financial performance and future cash flow of a client could be affected, the client’s expected future operational and commercial activity, the capacity to generate sufficient cash to pay debt obligations and trends and regulatory changes in the economic sector in which the client operates, changes in the collateral value, weighting of the scenarios used, as well as other internal or external factors.

Given the inherent uncertainties and the high level of subjectivity involved in the assessment of three following factors, it is possible that the outcomes in the next financial year could differ from the expectations on which Management’s estimates are based:

●	Exposure at default: The exposed balance of assets to the current capital balance, interest, and receivable accounts. In the case of products whose nature is revolving and that have an available borrowing that is susceptible to be used in its entirety according to loan contracts subscribed with clients, this parameter includes an estimation of the use of those products after the client’s default.
●	Probability of default (PD): This is the probability that the debtor fails to fulfill their obligations of capital and/or interest payment over a period of 12 months. This is linked to the rating/scoring of each debtor/operation.
●	Loss given default (LGD): This is defined as the economic impairment that the entity would incur in the event of any instance of default. This depends mainly upon the characteristics of the debtor and upon the valuation of guarantees or collateral associated with the operation. This parameter has been assessed as a critical estimate due to the effects caused by COVID-19 in the real economy. For further information, see section 10. Effects of the COVID-19 pandemic and other relevant issues on the Bank’s judgements and estimates, set out below.

Impairment loss models and methodologies, and the related assumptions, are assessed by the Bank’s Chief Risk Officer (CRO) on a regular basis, using robust validation procedures in order to assure a reasonable coverage of effective losses. This process enables Management to periodically determine whether assumptions and models used to measure credit risk impairment should be adjusted to achieve more precise estimations. Internal controls, data governance standards and approval processes, have been implemented by the Bank to make estimations more accurate.

For further details, please see Note 2. Significant accounting policies, section 7.4.5 Impairment of financial assets at amortized cost or at fair value through other comprehensive income ‘FVOCI’.

2.	Impairment testing of cash generating units (‘CGU’), including goodwill

The Bank tests goodwill recognized upon business combinations for impairment at least annually. The impairment test for goodwill involves estimates and significant judgments, including the identification of cash generating units and the allocation of goodwill based on the expectations of which operating segments of the Bank will benefit from the acquisition. The fair value of the acquired companies is sensitive to changes in the valuation models’ assumptions. Adverse changes in any of the factors underlying these assumptions could lead the Bank to record a goodwill impairment charge. Management believes that the assumptions and estimates used are reasonable and supportable in the existing market environment and commensurate with the risk profile of the assets valued. See Note 9. Goodwill and intangible assets, net, for further information related to carrying amount, valuation methodologies, key assumptions, sensitivities and the allocation of goodwill. Having considered the extraordinary uncertainty created by COVID-19 and its potential impact on the carrying value of goodwill, Management performed multiple weighted scenarios for assessing the expected future cash flows for each CGU taking into consideration the impact of COVID-19. For further information, see section 10. Effects of the COVID-19 pandemic and other relevant issues on the Bank’s judgements and estimates, set out below.

3.	Deferred tax

Deferred tax assets and liabilities are recorded on deductible or levied temporary differences originating between tax and accounting bases, taking into account the tax rules applicable in each country where the Bank has operations. Due to the changing conditions of the political, social and economic environment, the constant amendments to tax legislation and the permanent changes in the tax principles and changes in interpretations by tax authorities determining the tax bases for the deferred tax items involves difficult judgments including estimates of future gains, offsets or tax deductions.

Accordingly, the determination of the deferred tax is considered a critical accounting policy.

For more information relating to the nature of deferred tax assets and liabilities recognized by the Bank, please see Note 12. Income tax.

4.	Provisions and contingent liabilities

The Bank is subject to contingent liabilities, including those arising from judicial, regulatory and arbitration proceedings, tax and other claims arising from the conduct of the Bank’s business activities. These contingencies are evaluated based on Management’s best estimates and provisions are established for legal and other claims by assessing the likelihood of the loss actually occurring as probable, possible or remote. Contingences are provisioned and recorded when all the information available indicates that it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation before the consolidated statement of financial position date and the amounts may be reasonably estimated. The Bank engages internal and external experts in assessing probability and in estimating any amounts involved.

Throughout the life of a contingency, the Bank may learn of additional information that can affect assessments regarding probability or the estimates of amounts involved; changes in these assessments can lead to changes in recorded provisions.

The Bank considers the estimates used to determine the provisions for contingent liabilities critical estimates because the probability of their occurrence and the amounts that the Bank may be required to pay are based on the Bank’s judgment and those of its internal and external experts, which will not necessarily coincide with the future outcome of the proceedings. For further information regarding legal proceedings and contingencies and their carrying amounts, see Note 21. Provisions and contingent liabilities.

5.	Fair value of financial assets and liabilities

Financial assets and liabilities recorded at fair value on the Bank’s statement of financial position include debt, equity securities and derivatives classified at fair value through profit or loss, debt classified at fair value through other comprehensive income and equity securities which the Bank has made an irrevocable election to present changes in its fair value in other comprehensive income.

To increase consistency and comparability in fair value measurements and related disclosures, IFRS 13 Fair value measurement specifies different levels of inputs that may be used to measure the fair value of financial instruments. In accordance with this standard, financial instruments are classified as follows:

Level 1: Assets and liabilities are classified as Level 1 if there are observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is one in which transactions occur with sufficient volume and frequency to provide pricing information on an ongoing basis.

Instruments are valued by reference to unadjusted quoted prices for identical assets or liabilities in active markets where the quoted price is readily available, and the price represents actual and regularly occurring market transactions.

Level 2: Assets and liabilities are classified as Level 2 if in the absence of a market price for a specific financial instrument, its fair value is estimated using models whose input data are observable for recent transactions of identical or similar instruments.

Level 3: Assets and liabilities are classified as level 3 if unobservable input data were used in the measurement of fair value that are supported by little or no market activity and that are significant to the fair value of these assets or liabilities. The fair value of Level 3 financial assets and liabilities is determined using pricing models, discounted cash flow methodologies or similar techniques.

Transfers into or out of Level 3 are made if the significant inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively, in the current marketplace. All transfers between the aforementioned levels are assumed to occur at the end of the reporting period.

The measurement of the fair value of financial instruments generally involves a higher degree of complexity and requires the application of judgments especially when the models use unobservable inputs (level 3) based on the assumptions that would be used in the market to determine the price for assets or liabilities. Determination of these assumptions includes consideration of market conditions and liquidity levels. Changes in the market conditions, such as reduced liquidity in the capital markets or changes in secondary market activities, may reduce the availability and reliability of quoted prices or observable data used to determine fair value.

When developing fair value measurements, the Bank maximizes the use of observable inputs and minimizes the use of unobservable inputs in measuring fair value. Internal models used to determine fair value are validated in accordance with the Bank’s policies by an internal model validation group. Additionally, the Bank uses third-party pricing services to obtain fair values, which are used to either record the price of an instrument or to corroborate internally developed prices. Third-party price validation procedures are performed over the reasonableness of the fair value measurements.

For further details regarding carrying amount and sensitivity disclosures, please see Note 30. Fair value of assets and liabilities.

The impact of COVID-19 on markets and financial instrument valuations were not a significant impact on the value of financial assets such as debt securities, equities, etc. For further information, see section 10. Effects of the COVID-19 pandemic and other relevant issues on the Bank’s judgements and estimates, set out below.

6.	Measurement of Employee benefits

The measurement of post-employment benefit obligations and long-term employee benefits takes into account a range of inputs and it is dependent upon a series of assumptions of future events. The projected unit credit method is used to determine the present value of the obligation for the defined benefits and its associated cost. Future measurements of obligations may differ to those presented in the consolidated financial statements, among others, due to changes in economic and demographic assumptions and significant events. As of December 31, 2021, an improvement in the actuarial valuation methodology of the post-employment and long-term benefit plans was presented, in order to include typified discount rates by each benefit plan, with the objective of presenting more relevant information on the value of these plans in the consolidated financial statements. For further information, see Note 19. Employee benefit plans.

7.	Transaction price determination

With respect to contracts with the Bank’s customers, for the determination of the transaction price, the Bank allocates to each one of the performance obligations under the contract the price which represents the value expected to be received in respect of each such performance obligation based on its relative stand-alone selling price. Such price is determined based on the cost of each service, related tax and associated risks to the operation and inherent to the transaction, plus the margin expected to be received for the services, considering in each case the market price for the service, the conditions agreed with the customer and the customer’s segment. The bank has fixed and variable prices considering the characteristics of each service, future events, discounts, returns and other variables that may influence the selling price. No significant financing components are factored in the determination of the selling price.

8.	Leases

The measurement of the right-of-use asset and of the lease liabilities requires a series of judgments, among which are the determination of the term of the lease and the rate used in discounting the cash flows. The term of the lease is defined according to the historical information of the contracts and the period over which an asset is expected to be economically usable, which involves a high degree of uncertainty due to the use of relevant information about past events. In the Bank’s case, the weighted average lessee’s incremental borrowing rate was used to discount the cash flows associated with the leasing contracts. The Bank performs analysis taking into account the currency, lease term, economic environment and class of underlying assets, as to determine the weighted average lessee’s incremental borrowing rate. During the lockdowns that took place in 2021 and 2020 to stem the COVID-19 pandemic, the Bank did not receive substantial rent concessions as lessee in the payment terms of its lease contracts. For further information, see section 10. Effects of the COVID-19 pandemic and other relevant issues on the Bank’s judgements and estimates, set out below.

9.	Uncertainty over Income Tax Treatments

In the process of determining the current and deferred tax for periods subject to review by the tax authority, the applicable rules have been applied and interpretations have been made to take positions, on which different interpretations could arise from those made by the entity. Due to the complexity of the tax system, the continuous modifications of the fiscal rules, the accounting changes with implications in the tax bases and in general the legal instability of the country, at any time the tax authority could have different criteria from the Bank. Therefore, a dispute or inspection by the tax authority on a specific tax treatment may affect the deferred or current tax asset or liability bank´s accounting, in accordance with the requirements of IAS 12.

Management and its advisors believe that their decisions concerning the estimates and judgments made in each fiscal period are in accordance with those required by the current tax regulations, and therefore have not considered it necessary to recognize any additional provisions to those indicated in Note 12. Income tax.

10.	Effects of the COVID-19 pandemic and other relevant issues on the Bank’s judgements and estimates

The progressive return to a normal economic and social environment has been the predominant factor as of December 31, 2021, despite the contagiousness of the omicron variant, positively impacting productive activity in Colombia and in the other countries where the Bank operates, as well as the future economy performance expectations. However, the Bank continues to assess the application of additional prudential measures to evaluate (a) whether uncertainties arose as to the ability to continue generating revenues from contracts with customers and commissions, (b) going concern considerations in relation to liquidity, regulatory capital requirements and concentrations of market risk, (c) whether fair value adjustments were necessary for financial instruments, (d) the measurement of the impact of changes in loan terms agreed with customers, (e) whether a significant increase in credit risk (SICR) has occurred for its financial assets, and (f) any potential impact on the carrying value of goodwill and non-financial assets, among others:

* Relevant uncertainties or analysis regarding the ability to continue generating revenues from contracts with customers and commissions: Management assessed the estimates of variable consideration to determine the amount of income expected to be generated from its commission contracts, taking into account that the uncertainties relating to the coronavirus pandemic could result in modification to contracts with customers or reassessments whether it is probable that the Bank will collect substantially all the consideration to which is entitled. As of December 31, 2021 and 2020, the Bank has concluded that there were no significant impacts on its ability to collect the amount that reflects the consideration to which the Bank expects to be entitled in exchange for providing financial services despite the detrimental impact upon the economy due to the COVID-19 pandemic.

* Assessment of changes in business strategies and business model: Management has not made changes, or considered making significant changes in business strategy, which would lead to any significant impact on the Bank’s ability to continue as a business or affect the classification and valuation of its assets and liabilities. Considering the Bank’s objective of supporting its clients during the months of the coronavirus pandemic, the Bank offered relief and support programs which are detailed below under the assessment of changes in credit conditions, in section E. Use of judgments and estimates. Furthermore, Management has concluded that temporary disruption of general economic activities did not result in diminishing demand for financial products or services offered by the Bank and has not resulted in any material uncertainty about the Bank’s liquidity and solvency, due to the coronavirus pandemic as of December 31, 2021 and 2020. For further information, see Note 31. Risk management.

* Assessment of significant changes in fair value measurements of financial instruments: Management has determined as of the end of the reporting period of these consolidated financial statements that the fair value measurements of financial instruments reflect market participants’ expectations and market data at the measurement date under current market conditions, ensuring that observable market data were incorporated even if the price fluctuations are considered temporary due to the coronavirus pandemic. Furthermore, for fair value measurements based on unobservable inputs (level 3), Management has ensured that the unobservable inputs used reflect how market participants would incorporate the effect of the coronavirus pandemic in their expectations of future cash flows, discount rates and other significant valuation inputs related to the asset or liability at the reporting date, if any, so that all fluctuations in current market conditions have been considered in the fair value hierarchy of valuation and disclosures, as shown in Note 30. Fair value of assets and liabilities. During 2021 and 2020, the valuation restatements on fair value of financial instruments were recognized in the consolidated statement of income and the consolidated statement of comprehensive income, given the improvement in the financial markets due to the return to a normal epidemiological environment during 2021 and the contraction experienced in the financial markets due to the COVID-19 outbreak and uncertainty generated by the measures taken by governments to contain the pandemic during 2020, without generating a significant impact on the consolidated financial statements. For further information, see Note 5. Financial assets investments and derivatives.

* Assessment of changes in credit conditions: Measures taken to contain the virus have affected economic activity and, as a result, some governments in the countries where the Bank operates have requested private banks to make more flexible principal payments, reductions in interest rates and certain other concessions. In this regard, the Bank adopted special temporary measures in Colombia, El Salvador, Guatemala and Panama, to support our customers who took a payment holiday and help them resume payment during this extraordinary situation.

Furthermore, in order to provide an economic relief to customers whose ability to pay had been affected by the COVID-19 situation, in June 2021 the Superintendencia de Bancos de Panamá (‘SPB’) issued agreement number 002-2021 and the General Resolutions of the Board of Directors SBP-GJD-0003-2021 and SBP-GJD-0004-2021, which established guidelines for credit and counterparty risk management of modified loans, granted new loan restructurings as of July 01, 2021 and until September 30, 2021, based on the debtor's payment capacity, financial viability and each bank’s policies, and also established the mechanisms for reporting this portfolio to the SBP. These regulatory changes represented an extension of general relief law in force since 2020. In Colombia, the SFC had established a debtor support programme (‘PAD’) applicable until August 31, 2021, however, Bancolombia S.A. continues to offer concessions and relief to its customers under similar conditions to those established by the PAD, although not limited to those affecting customer’s income or payment capacity as a direct consequence of the COVID-19 situation. In Banco Agrícola S.A., in accordance with the expectation of economic recovery and the degree to which the customer was affected by the pandemic, special concessions were granted until September 30, 2021.

Until September 30, 2021, the Bank maintained a program to support customers in accordance with each customer’s individual situation to help them to resume payments by means of the modification of loan terms when the debtors have been financially affected due to the COVID-19 pandemic. Therefore, the Bank established a segmentation of clients in specific groups based on their capability to resume payments (customers will be in a position to resume payments once the payment holiday arrangements expire and those who might need additional short or longer term support), for which the entity offers: i) reduction in the installment amounts without increasing the initially agreed interest rate and ii) periods of payment holidays or additional extensions of time. Some of these reliefs continue to be granted, as a way of accommodating customers who have difficulties in meeting their credit obligations.

In this regard, Management has evaluated each of these relief efforts and granted and applied the corresponding judgment to assess, in each case, whether a modification is considered “substantial” or “non-substantial”. Therefore, the Bank has an accounting policy of applying the “10% test” for modified loans. Consequently, the terms are substantially different if the net present value of the cash flows under the new terms (including any fees paid net of any fees received) discounted using the original effective interest rate (‘EIR´), is at least 10 percent different from the net present value of the remaining cash flows of the original financial asset. If the relief results in a substantial modification, the financial asset should be derecognized. When the contractual cash flows of a financial asset are renegotiated or otherwise modified and the renegotiation or modification does not result in the derecognition of that financial asset, the Bank adjusts the gross carrying amount of the existing loan to reflect the revised estimated cash flow payments discounted using the original EIR. The adjustment is recognized as a modification gain or loss in accordance with IFRS 9:5.4.3. The adjustment is recognized in the consolidated statement of income under the line "Interest income on loans and financial leases".

The aforementioned relief provided by the Bank to company and individual customers in some cases resulted in the renegotiation of the contractual terms. The impact of the relief provided to clients due to the holiday payments and loan modification amounted to COP 53,745 as of December 31, 2021 and was recognized as a higher value in the line “Interest income on loans and financial leases” of the consolidated statement of income and amounted to COP 150,958 as a lower value in the same line of the consolidated statement of income as of December 31, 2020.

* Credit risk impairment assessment: The Bank faced important challenges relating to selecting appropriate assumptions to assess and develop reliable estimates required by the expected loss models (ECL) due to the level of uncertainty derived from the current situation and the radical change in economic forecasts in all the countries where the Bank operates. Indeed, default probability models incorporate between five and seven years of history for their estimates, which have been historically characterized by good performance of most of the indicators in the countries where the Bank operates. These indicators were characterized by stable, although moderate, growth in Gross Domestic Product (GDP), contained inflation and stable or decreasing unemployment. However, the macroeconomic projections for all the regions where the Bank operates included a rapid contraction of GDP by 2020 and then a sharp recovery in 2021.

For 2021, the Bank updated its macroeconomic projections for all the countries in which it operates. This update considered the applicable government’s measures announced for each country to support the economy. To the extent that the severity of the economic downturn depends on the actions taken by governments, different probabilities of occurrence have been assigned to the base, pessimistic and optimistic scenarios. These probabilities, which reflect the expectations that the Bank has set for the future macroeconomic conditions, have been updated using the best available and reliable information based on past events, current conditions, and forecasts, in order to identify the increase in risk of debtors and to incorporate the economic perspectives in the expected loss models.

In order to mitigate excessively procyclical assumptions when determining the provisions caused by the volatility of the macroeconomic forecasts which induce significant constitution of provisions followed by releases of comparable magnitudes and given the high uncertainty associated with the economic behavior due to COVID-19, to measure forward-looking effects, the Bank used a temporary adjustment to the allowance in the form of an Overlay as a single non-recurring event into the ECL measurement process associated with the mid-term macroeconomic forecasts stabilization in Colombia due to the smoothing of the macroeconomic variables.

In addition, the Bank made the following improvements to the methodologies used for the accounting for expected credit losses:

●	Improvement in the stage 2 ECL assessment methodology to measure losses over the lifetime of the loan (Cox proportional hazards model, sometimes abbreviated Cox model), which allow a better adjustment of the macroeconomic variables in the face of the situation due to COVID-19.
●	Mid-term macroeconomic forecasts stabilization in Colombia due to the smoothing of the macroeconomic variables.
●	Change in one of the assumptions used to measure the expected loss of stage 1; while in the past, it was assumed that the loss occurs at the beginning of the year, as best practice it is now assumed that the loss occurs in the middle of the year.
●	Adjustments in the LGD parameter (Loss Given Default) and the collateral methodology, in order to incorporate external direct expenses and maintenance expenses of the collaterals received in payment, improve to a greater segregation of default bands and eliminate data that are not representative of the current portfolio.

These methodological improvements generated a Reversal of provision for credit losses of COP 383,790 as of December 2021.

On the other hand, the government support measures put into place in the countries in which the Bank operates may vary from jurisdiction to jurisdiction and it remains unclear how these will evolve and how they might impede the decrease in the risk deterioration metrics of our customers. For example, the governmental support measures may negatively impact the identification of customers that are in a difficult financial situation but that are not reaching the level of default to be considered customers with a significant risk increase, or at the default height of arrears.

To identify the increase in risk of debtors for which financial relief was granted, the Bank has added a Management Overlay adjustment, which is applied in countries where there was still a massive relief population, which allows for estimating the portfolio risk and reflects a level of expected credit losses in accordance with the current situation in the portfolio once the aforementioned relief efforts expire. In some cases, this loss allowance is recorded globally given the uncertainty in the portfolio subject to payment deferrals (Banistmo), where the Overlays were generated on populations identified as high risk (unemployed, uncontacted customers and decrease in income); in other cases, it was possible to incorporate the Overlay client by client (Colombia), either because they were identified through direct contact or by expert models, which allow increasing the risk rating and/or stage impairment.

The estimated Overlay considered by the Bank as of December 31, 2021, was COP 727,216. The Overlays will be released to the extent that the client presents good payment behavior or used in cases where the client does not comply with the agreement and consequently defaults.

* Impairment of non-financial assets: The economies of the countries in which the Bank operates have improved despite the ongoing impact of the COVID-19 pandemic, with the benefits of vaccination resulting in improvements in the Bank’s macroeconomic outlook, particularly in the adverse scenarios that had been playing out in 2020, such as GDP behavior- see Economic Scenario Weightings, in section D. Significant Accounting Policies. Further, considering that such external variables could trigger an impairment in certain Bank investments in associates and joint ventures and, taking into account that some of these investments could reflect an adverse behavior in their accumulated results, Management developed the respective analysis of the most significant investments in associates and joint ventures financial performance, and advanced the process of estimating their recoverable value. Management did not identify the existence of an impairment in associate’s companies and joint ventures at the date of this report as of December 31, 2021 and 2020.

Additionally, the Bank has considered all macroeconomic impacts when developing the economic budget assessments, forecasts and other underlying assumptions commonly used to determine the recoverable value of non-financial long-lived assets, such as goodwill, intangibles, investment property, plant and equipment, among others. As of December 31, 2021, and 2020, the total amount of the long-lived assets was concluded to be recoverable based on the assessments carried out by Management. However, for foreclosed assets, it has been necessary to recognize an impairment adjustment for amount of COP 39,173 and COP 48,257 as of December 31, 2021 and 2020, respectively, based on updated appraisals. Further, for assets held for sale, the Bank recognized an impairment adjustment amounted to COP 1,339 as of December 31, 2020, for COVID-19 impacts presented mainly in the vehicles held for sale by the company Renting Colombia; as of December 31, 2021, this situation did not arise.

* Other issues:

-	Recognition of provisions: As of December 31, 2021 and 2020, Management has assessed the recognition of provisions without having identified any circumstances that would have implied the recognition of present obligations that have a high probability of outflow of resources or the recognition of significant unavoidable costs of meeting the obligations under a contract that may exceed the benefits expected to be received, as onerous contracts by the COVID-19 pandemic.
-	Resources to promote the provision of services: Despite the pandemic, the Bank’s financial subsidiaries continued to support customers by providing them financial services, and we complied with the biosecurity recommendations suggested by the World Health Organization, applicable to the financial services provided by the Bank. Accordingly, the Bank took the necessary measures to prepare its branches and administrative offices to comply with the biosafety requirements of the national government of each country in which the Bank operates, guaranteeing the availability of financial services and reducing the time customers and users of financial services spend in offices and branches. As a result of these measurements, the Bank allocated in expenses amounts of COP 3,339 and COP 39,421 as of December 31, 2021 and 2020, respectively, to put in place additional protocols that have worked effectively in Colombia and all other countries in which the Bank operates; however, by 2021, these expenses ceased to be temporary and were integrated as a part of the business operation. Additionally, to ensure service continuity in the network of bank branches in Colombia, the Bank has incurred in maintenance, repair and adaptation expenses an amount of COP 5,697 as of December 31, 2021, as a result of the damages to premises caused during the Colombian national strike, which began in April 2021 after the filing of the first tax reform bill called Ley de Solidaridad Sostenible, which was subsequently withdrawn in May 2021.
-	Bitcoin Law in El Salvador: To promote financial inclusion and boost the economic growth of El Salvador, on June 8, 2021 the Bitcoin Law was issued, which authorized the circulation of the virtual currency Bitcoin as legal tender, on par with the US dollar, from September 7, 2021, whose value depend exclusively to free market criteria and will use the dollar as a reference currency. In this way, it was mandated that all economic agents accept the Bitcoin as payment currency, being able to express in such virtual currency any price or obligation, and the Government of El Salvador will guarantee, through the creation of a trust in the Banco de Desarrollo de El Salvador (BANDESAL), the automatic and instantaneous convertibility of the Bitcoin to the US dollar by any economic agent.

The guidelines for the authorization of the operation of the technological platform of services with Bitcoin and dollars, and the technical standards to facilitate the participation of financial entities in the Bitcoin ecosystem came into force on September 7, 2021 to comply with this law. As of that same date, Banco Agrícola S.A. obtained authorization from the Banco Central de Reserva and no objection from the Superintendencia del Sistema Financiero to:

a)	Accept payments in Bitcoin for loans and credit cards, with their immediate conversion into dollars through the provider Flexa Network, INC. and/or a Salvadoran subsidiary specialized in the Bitcoin ecosystem; and
b)	The provision of the service to merchant clients so that they can accept payments in Bitcoin in their establishments with immediate conversion to dollars, and that the accounts of Banco Agrícola S.A. receive dollars.

In the provision of these services, Banco Agrícola S.A. will not maintain a position in Bitcoin, since its operations are linked to a service that provides a mechanism for automatic conversion to dollars. For these purposes, the Bank determined it to be a strategic priority to work with regulated suppliers that maintain the highest standards in their operations, particularly in terms of Money Laundering Prevention and Compliance.

Thus, the Bank opted for the immediate conversion of Bitcoin to U.S. dollars, at the time of receipt, in order to not have exposures in this virtual currency.

As of December 31, 2021, the transactionality level of Bitcoin payments that has occurred since the entry into force of this law has been low.

-	Bonuses based on added value to clients and the Bank’s results: During 2020, the Bank suspended bonuses based on added value to clients and the Bank’s results to its employees (SVA bonus) as part of short-term benefits, due to the uncertainty caused by the COVID-19 pandemic on the Bank’s consolidated financial statements as of December 31, 2020; however, during 2021, the Bank reactivated the recognition of bonuses based on added value to clients and the Bank’s results to its employees.
-	Write-off of intangible assets: Given the adverse effects of the COVID-19 pandemic, as of December 31, 2020, some specific intangible assets were de-recognized for an amount of COP 9,595 which was recognized in the consolidated statement of income as accelerated amortization. As of December 31, 2021, there was no such derecognition.

Recently Issued Accounting Pronouncements
F.	Recently issued accounting pronouncements

a)	Accounting Pronouncements Applicable in 2020

Interest Rate Benchmark Reform (IBOR reform)-Phase 1. Amendments to IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement and IFRS 7 Financial Instruments: Disclosure: In September 2019, the IASB published amendments to IFRS 9, IAS 39 and IFRS 7, to address issues arising from the replacement of existing interbank offered rates (IBORs) with alternative risk-free interest rates (RFRs) in the context of hedge accounting. The Bank applies IFRS 9 hedge accounting, consequently the amendments to IAS 39 do not apply.

The amendments to IFRS 9 provided temporary exceptions to apply specific hedge accounting requirements to hedging relationships, that are directly affected by the reform to LIBOR and other Interbank Offered Rates, which included:

-	To assume that the expected hedged cash flows based on benchmark interest rates are not altered because of the reform.
-	To assume that both the hedged cash flows and the hedged risk of a hedge exposed to benchmark interest rates are not altered because of the reform, in the prospective measurement of hedge effectiveness.
-	Hedging relationships will not be discontinued because of ineffectiveness arising from the reform to the benchmark interest rate.

The Bank applied these amendments as of January 01, 2020. For further information, see Note 5.2 Derivative financial instruments.

Interest Rate Benchmark Reform (IBOR reform)-Phase 2. Amendments to IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosure, IFRS 4 Insurance Contracts and IFRS 16 Leases: In August 2020, the IASB published amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, to address issues that might affect financial reporting during the reform of an interest rate benchmark, including changes to contractual cash flows of financial instruments; hedging relationships, insurance and lease contracts, arising from the replacement of an interest rate benchmark with an alternative benchmark rate.

Interest Rate Benchmark Reform-Phase 2 requires that, for financial instruments at amortized cost and at fair value through profit or loss, changes to the basis for determining the contractual cash flows required by interest rate benchmark reform are reflected by adjusting their effective interest rate. No immediate gain or loss is recognized. This expedient is only applicable to changes that are required by interest rate benchmark reform, which is the case if, and only if, the change is necessary as a direct consequence of interest rate benchmark reform and the new basis for determining the contractual cash flows is economically equivalent to the previous basis (that is, the basis immediately preceding the change). Where some or all change in the basis for determining the contractual cash flows of a financial asset and liability does not meet the above criteria, the above practical expedient is first applied to the changes required by interest rate benchmark reform, including updating the instrument’s effective interest rate. Any additional changes are accounted for in the normal way (that is, assessed for modification or derecognition, with the resulting modification gain / loss recognized immediately in profit or loss where the instrument is not derecognized).

The Bank applied these amendments after January 01, 2021, disclosing in its notes the nature and extent of risks to which it is exposed, the management of these risks and the progress to complete the transition to alternative benchmark rate. For further information, see Note 31. Risk Management, section Interest Rate Benchmark Reform.

Covid-19-Related Rent Concessions beyond June 30, 2021. Amendment to IFRS 16 Leases: In March 2021, the Board issued COVID-19-Related Rent Concessions beyond June 30, 2021, which extended the availability of the practical expedient in paragraph 46A of IFRS 16 by one year (amendment published in May 2020). Further, the Board proposed a practical expedient that permits lessees not to assess whether rent concessions that occur as a direct consequence of the COVID-19 pandemic and meet specified conditions are lease modifications and, instead, to account for those rent concessions as if they were not lease modifications.

The 2021 amendment resulted in the practical expedient applying to rent concessions for which any reduction in lease payments affects only payments originally due on or before 30 June 2022, provided the other conditions for applying the practical expedient are met.

Management evaluated this practical expedient at the beginning of the annual reporting period on June 01,2020, with the May 2020, amendment to IFRS 16 Leases-Covid-19-Related Rent Concessions. However, no significant impacts were included in the consolidated financial statements as of December 31, 2021, due to the Bank not receiving substantial modifications as a lessee in the terms of payment of its lease contracts beyond June 30, 2022, as a result of the COVID-19 pandemic.

b)	Recently Issued Accounting Pronouncements Applicable in Future Periods

Amendments to IAS 1 Presentation of Financial Statements: On January 23, 2020, the IASB issued amendments to IAS 1 to clarify the requirements for classifying liabilities as current or non-current. More specifically:

-	The amendments specify that the conditions which exist at the end of the reporting period of an obligation are those which will be used to determine if a right to defer settlement of a liability exists.
-	Management expectations about events after the balance sheet date, for example on whether a covenant will be breached, or whether early settlement will take place, are not relevant.
-	The amendments clarify the situations that are considered settlement of a liability.

The amendments to IAS 1 are required to be applied for annual periods beginning on or after January 01, 2023. The amendments must be applied retrospectively in accordance with IAS 8. Early application is permitted.

Management is evaluating the impact of the modification on the Bank´s consolidated statement of financial position and disclosures.

Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: In May 2020, the amendment to IAS 37 about Onerous Contracts - Costs of performing a contract was issued, with the purpose of evaluating whether the contract is onerous. IAS 37 provides the definition of an onerous contract, defined as one in which the costs of fulfilling the contract exceed the economic benefits received. The amendment clarifies that the costs of fulfilling a contract are those directly related to the contract, that is, the following: a) the incremental costs of fulfilling that contract; and (b) an allocation of other costs directly related to the fulfilling the contract.

In addition, this amendment clarifies that before recognizing the provision for loss on the onerous contract, impairment losses on the assets held to comply with the contract must be recognized, in accordance with IAS 36.

This amendment is applicable for annual periods beginning on or after January 01, 2022 and early application is permitted.

Management is currently evaluating the impact that this amendment would have on the Bank’s consolidated financial statement and disclosures.

Amendments to IFRS 3 Business Combinations: In May 2020, the IASB issued amendments to IFRS 3 to update a reference to the Conceptual Framework for Financial Reporting, without changing the accounting requirements for business combinations. This amendment clarifies the compliance requirements of assets and liabilities restrictions for identifiable assets acquired and liabilities assumed by applying the acquisition method in a business combination. More specifically:

-	The IASB may add an additional exception to the recognition principle in IFRS 3. This exception indicates that on the acquisition date the acquirer will account for contingent liabilities and liabilities within the scope of IAS 37 or IFRIC 21 Levies if incurred separately, rather than assumed in a business combination.
-	Explicitly incorporate the prohibition of the recognition of contingent assets acquired in a business combination, clarifying that the reference to the 2018 Conceptual Framework does not change the requirement for these assets.

The amendment to IFRS 3 is effective for annual periods beginning on or after January 01, 2022. Early application is permitted if the Bank also applies all the modifications made by the amendments to the references to the Conceptual Framework in the IFRS Standards, issued in March 2018. Management evaluated the impact of the changes that the amendment to IFRS 3 would have on the Bank’s consolidated financial statements and disclosures, and no impact is expected.

Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Definition of Accounting Estimates: In February 2021, the Board issued Definition of Accounting Estimates, which amended IAS 8. The amendments introduced the definition of accounting estimates in paragraph 5 and included other amendments to IAS 8 to help entities distinguish changes in accounting estimates from changes in accounting policies. The amendment to IAS 8 is effective for annual periods beginning on or after January 01, 2023 and early application is permitted.

Management evaluated and concluded that no impact is expected, due to the new definition of accounting estimates being in accordance with that which the Bank currently applies and discloses.

Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements. Disclosure of Accounting Policies: In February 2021 the Board amended IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, to replace the term "significant" with "material", to require an entity to disclose its material accounting policy information rather than its significant accounting policies. Therefore, accounting policy information may be considered material when that information is considered together with other information in a complete set of financial statements. In the Board’s view, accounting policy information is expected to be material if its disclosure was needed for primary users to understand information provided about material transactions, other events or conditions in the financial statements. These amendments are effective for annual periods beginning on or after January 01, 2023 and early application is permitted.

Management is currently evaluating the impact that this amendment would have on the Bank’s consolidated financial statement and disclosures.

Amendments to IAS 12 Income Taxes. Deferred Tax related to Assets and Liabilities arising from a Single Transaction: In May 2021 the Board issued Deferred Tax related to Assets and Liabilities arising from a Single Transaction. The amendments narrowed the scope of the recognition exemption in paragraphs 15 and 24 of IAS 12 (recognition exemption) so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. This amendment is effective for annual periods beginning on or after January 01, 2023 and early application is permitted.

Management is currently evaluating the impact that this amendment would have on the Bank’s consolidated financial statement and disclosures.

Annual improvements to IFRS Cycle 2018-2020

During 2021, the following amendments have been evaluated by the Bank without identifying significant impacts on the consolidated financial statements or disclosures:

●	IFRS 1 First-time Adoption of International Financial Reporting Standards: The Board proposes to require a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by the parent, based on the parent’s date of transition to IFRSs.

This proposed amendment would also apply to an associate or joint venture that elects to apply paragraph D16 (a) of IFRS 1. These improvements apply from January 01, 2022.

●	Illustrative Examples accompanying IFRS 16 Leases: The Board proposes to amend Illustrative Example 13 accompanying IFRS 16 to remove the illustration of payments from the lessor relating to leasehold improvements. The proposed amendment would remove potential for confusion regarding the treatment of lease incentives applying IFRS 16. These improvements apply from January 01, 2022.
●	Amendments to IFRS 9 Financial Instruments-Fees in the ‘10 percent’ test for derecognition of financial liabilities: In determining whether to derecognize a financial liability that has been modified or exchanged, an entity is required to assess whether the terms are substantially different. The Board clarified the fees that should be included by an entity when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. Based on this amendment, the entity shall include only fees paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. This amendment is mandatory for the annual periods beginning on or after January 01, 2022. Earlier application is permitted. The Bank applied this amendment to financial liabilities that were modified or exchanged on the periods beginning on after January 01, 2020.